CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008
Real estate:
Buildings and improvements	$ 7,774,052	$ 7,686,481
Development costs and construction in progress	272,542	224,336
Land	1,542,393	1,541,764
Accumulated depreciation and amortization	(1,036,295)	(796,644)
Net real estate	8,552,692	8,655,937
Net investment in direct financing leases	600,077	648,234
Loans receivable, net	1,672,938	1,068,454
Investments in and advances to unconsolidated joint ventures	267,978	272,929
Accounts receivable, net of allowance of $10,772 and $18,413, respectively	43,726	33,834
Cash and cash equivalents	112,259	57,562
Restricted cash	33,000	35,078
Intangible assets, net	389,698	505,507
Real estate held for sale, net	32,653	71,170
Other assets, net	504,714	501,121
Total assets	12,209,735	11,849,826
LIABILITIES AND EQUITY
Bank line of credit		150,000
Term loan	200,000	200,000
Bridge loan		320,000
Senior unsecured notes	3,521,325	3,523,513
Mortgage and other secured debt	1,834,935	1,641,734
Other debt	99,883	102,209
Intangible liabilities, net	200,260	232,630
Accounts payable and accrued liabilities	309,596	211,715
Deferred revenue	85,127	60,185
Total liabilities	6,251,126	6,441,986
Commitments and contingencies
Preferred stock, $1.00 par value: 50,000,000 shares authorized; 11,820,000 shares issued and outstanding, liquidation preference of $25.00 per share	285,173	285,173
Common stock, $1.00 par value: 750,000,000 shares authorized; 293,548,162 and 253,601,454 shares issued and outstanding, respectively	293,548	253,601
Additional paid-in capital	5,719,400	4,873,727
Cumulative dividends in excess of earnings	(515,450)	(130,068)
Accumulated other comprehensive loss	(2,134)	(81,162)
Total stockholders' equity	5,780,537	5,201,271
Joint venture partners	7,529	12,912
Non-managing member unitholders	170,543	193,657
Total noncontrolling interests	178,072	206,569
Total equity	5,958,609	5,407,840
Total liabilities and equity	$ 12,209,735	$ 11,849,826

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data	Dec. 31, 2009	Dec. 31, 2008
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance (in dollars)	$ 10,772	$ 18,413
Preferred stock, par value (in dollars per share)	$ 1	$ 1
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	11,820,000	11,820,000
Preferred stock, shares outstanding	11,820,000	11,820,000
Preferred stock, liquidation preference (in dollars per share)	$ 25	$ 25
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	293,548,162	253,601,454
Common stock, shares outstanding	293,548,162	253,601,454

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Revenues:
Rental and related revenues	$ 878,770	$ 867,645	$ 751,876
Tenant recoveries	89,582	82,811	64,932
Income from direct financing leases	51,495	58,149	63,852
Interest income	124,146	130,869	51,565
Investment management fee income	5,312	5,923	13,581
Total revenues	1,149,305	1,145,397	945,806
Costs and expenses:
Depreciation and amortization	316,803	312,089	257,008
Interest expense	298,897	348,390	355,197
Operating	185,829	193,064	175,704
General and administrative	78,471	73,691	67,500
Litigation provision	101,973
Impairments	75,389	18,276
Total costs and expenses	1,057,362	945,510	855,409
Other income (expense):
Gain on sale of real estate interest			10,141
Other income, net	7,768	25,672	24,389
Total other income (expense)	7,768	25,672	34,530
Income before income tax expense and equity income from unconsolidated joint ventures	99,711	225,559	124,927
Income tax expense	(1,910)	(4,224)	(1,444)
Equity income from unconsolidated joint ventures	3,511	3,326	5,645
Income from continuing operations	101,312	224,661	129,128
Discontinued operations:
Income before gain on sales of real estate, net of income taxes	7,643	26,308	80,659
Impairments	(125)	(9,175)
Gain on sales of real estate, net of income taxes	37,321	229,189	404,328
Total discontinued operations	44,839	246,322	484,987
Net income	146,151	470,983	614,115
Noncontrolling interests' share in earnings	(14,461)	(22,488)	(25,100)
Net income attributable to HCP, Inc.	131,690	448,495	589,015
Preferred stock dividends	(21,130)	(21,130)	(21,130)
Participating securities' share in earnings	(1,491)	(1,997)	(2,805)
Net income applicable to common shares	$ 109,069	$ 425,368	$ 565,080
Basic earnings per common share:
Continuing operations (in dollars per share)	$ 0.23	$ 0.76	$ 0.39
Discontinued operations (in dollars per share)	$ 0.17	$ 1.03	$ 2.33
Net income applicable to common shares (in dollars per share)	$ 0.4	$ 1.79	$ 2.72
Diluted earnings per common share:
Continuing operations (in dollars per share)	$ 0.23	$ 0.76	$ 0.39
Discontinued operations (in dollars per share)	$ 0.17	$ 1.03	$ 2.31
Net income applicable to common shares (in dollars per share)	$ 0.4	$ 1.79	$ 2.7
Weighted average shares used to calculate earnings per common share:
Basic (in shares)	274,216	237,301	207,924
Diluted (in shares)	274,631	237,972	208,920

CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands	Total Stockholders' Equity	Preferred Stock	Common Stock	Additional Paid-In Capital	Cumulative Dividends In Excess Of Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests	Comprehensive Income	Total
Balance at Dec. 31, 2006	$ 3,294,036	$ 285,173	$ 198,599	$ 3,108,908	$ (316,369)	$ 17,725	$ 161,765		$ 3,455,801
Balance (in shares) at Dec. 31, 2006		11,820	198,599
Comprehensive income:
Net income	589,015				589,015		25,100	614,115	614,115
Change in net unrealized gains (losses) on securities:
Unrealized gains (losses)	(10,490)					(10,490)		(10,490)	(10,490)
Less reclassification adjustment realized in net income	176					176		176	176
Change in net unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses)	(9,647)					(9,647)		(9,647)	(9,647)
Change in Supplemental Executive Retirement Plan obligation	102					102		102	102
Foreign currency translation adjustment	32					32		32	32
Total comprehensive income	569,188						25,100	594,288	594,288
Issuance of common stock, net	617,651		17,894	599,757			(3,702)		613,949
Issuance of common stock, net (in shares)			17,894
Repurchase of common stock	(3,122)		(84)	(3,038)					(3,122)
Repurchase of common stock (in shares)			(84)
Exercise of stock options	8,114		410	7,704					8,114
Exercise of stock options (in shares)			410
Amortization of deferred compensation	11,408			11,408					11,408
Preferred dividends	(21,130)				(21,130)				(21,130)
Common dividends ( $1.78, $1.82 and $1.84 per share during 2007, 2008 and 2009, respectively)	(372,436)				(372,436)				(372,436)
Distributions to noncontrolling interests							(22,345)		(22,345)
Noncontrolling interests in acquired assets							180,698		180,698
Purchase of noncontrolling interests							(2,245)		(2,245)
Balance at Dec. 31, 2007	4,103,709	285,173	216,819	3,724,739	(120,920)	(2,102)	339,271		4,442,980
Balance (in shares) at Dec. 31, 2007		11,820	216,819
Comprehensive income:
Net income	448,495				448,495		22,488	470,983	470,983
Change in net unrealized gains (losses) on securities:
Unrealized gains (losses)	(88,266)					(88,266)		(88,266)	(88,266)
Less reclassification adjustment realized in net income	7,230					7,230		7,230	7,230
Change in net unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses)	(1,485)					(1,485)		(1,485)	(1,485)
Less reclassification adjustment realized in net income	3,999					3,999		3,999	3,999
Change in Supplemental Executive Retirement Plan obligation	292					292		292	292
Foreign currency translation adjustment	(830)					(830)		(830)	(830)
Total comprehensive income	369,435						22,488	391,923	391,923
Issuance of common stock, net	1,163,002		36,233	1,126,769			(111,467)		1,051,535
Issuance of common stock, net (in shares)			36,233
Repurchase of common stock	(3,184)		(99)	(3,085)					(3,184)
Repurchase of common stock (in shares)			(99)
Exercise of stock options	12,187		648	11,539					12,187
Exercise of stock options (in shares)			648
Amortization of deferred compensation	13,765			13,765					13,765
Preferred dividends	(21,130)				(21,130)				(21,130)
Common dividends ( $1.78, $1.82 and $1.84 per share during 2007, 2008 and 2009, respectively)	(436,513)				(436,513)				(436,513)
Distributions to noncontrolling interests							(28,375)		(28,375)
Purchase of noncontrolling interests							(15,348)		(15,348)
Balance at Dec. 31, 2008	5,201,271	285,173	253,601	4,873,727	(130,068)	(81,162)	206,569		5,407,840
Balance (in shares) at Dec. 31, 2008		11,820	253,601
Comprehensive income:
Net income	131,690				131,690		14,461	146,151	146,151
Change in net unrealized gains (losses) on securities:
Unrealized gains (losses)	82,816					82,816		82,816	82,816
Less reclassification adjustment realized in net income	(4,197)					(4,197)		(4,197)	(4,197)
Change in net unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses)	179					179		179	179
Less reclassification adjustment realized in net income	781					781		781	781
Change in Supplemental Executive Retirement Plan obligation	(521)					(521)		(521)	(521)
Foreign currency translation adjustment	(30)					(30)		(30)	(30)
Total comprehensive income	210,718						14,461	225,179	225,179
Issuance of common stock, net	871,216		39,664	831,552			(23,045)		848,171
Issuance of common stock, net (in shares)			39,664
Repurchase of common stock	(2,685)		(110)	(2,575)					(2,685)
Repurchase of common stock (in shares)			(110)
Exercise of stock options	7,426		393	7,033					7,426
Exercise of stock options (in shares)			393
Amortization of deferred compensation	14,388			14,388					14,388
Preferred dividends	(21,130)				(21,130)				(21,130)
Common dividends ( $1.78, $1.82 and $1.84 per share during 2007, 2008 and 2009, respectively)	(495,942)				(495,942)				(495,942)
Distributions to noncontrolling interests							(15,541)		(15,541)
Purchase of noncontrolling interests	(4,725)			(4,725)			(4,372)		(9,097)
Balance at Dec. 31, 2009	$ 5,780,537	$ 285,173	$ 293,548	$ 5,719,400	$ (515,450)	$ (2,134)	$ 178,072		$ 5,958,609
Balance (in shares) at Dec. 31, 2009		11,820	293,548

CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
CONSOLIDATED STATEMENTS OF EQUITY
Dividends declared per common share (in dollars per share)	$ 1.84	$ 1.82	$ 1.78

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Cash flows from operating activities:
Net income	$ 146,151	$ 470,983	$ 614,115
Depreciation and amortization of real estate, in-place lease and other intangibles:
Continuing operations	316,803	312,089	257,008
Discontinued operations	3,322	9,147	24,171
Amortization of above and below market lease intangibles, net	(14,780)	(8,440)	(6,056)
Stock-based compensation	14,388	13,765	11,408
Amortization of debt premiums, discounts and issuance costs, net	8,328	9,869	17,781
Straight-line rents	(46,688)	(39,463)	(49,725)
Interest accretion	(39,172)	(27,019)	(8,739)
Deferred rental revenue	12,804	13,931	9,027
Equity income from unconsolidated joint ventures	(3,511)	(3,326)	(5,645)
Distributions of earnings from unconsolidated joint ventures	7,273	6,745	5,264
Gain on sales of real estate and real estate interest	(37,321)	(229,189)	(414,469)
Gain on early repayment of debt		(2,396)
Marketable securities (gains) losses, net	(8,876)	7,230	(2,233)
Derivative losses, net	69	4,577
Impairments	75,514	27,451
Recovery of loan losses			(386)
Impairments of unconsolidated joint ventures		400
Changes in:
Accounts receivable	4,408	10,681	(13,115)
Other assets	(6,881)	(1,315)	(11,989)
Accrued liability for litigation provision	101,973
Accounts payable and other accrued liabilities	(18,170)	(7,023)	26,634
Net cash provided by operating activities	515,634	568,697	453,051
Cash flows from investing activities:
Cash used in other acquisitions and development of real estate	(96,528)	(155,531)	(425,464)
Lease commissions and tenant and capital improvements	(40,702)	(59,991)	(49,669)
Proceeds from sales of real estate	72,272	639,585	887,218
Cash used in SEUSA acquisition, net of cash acquired			(2,982,689)
Contributions to unconsolidated joint ventures	(7,975)	(3,579)	(3,641)
Distributions in excess of earnings from unconsolidated joint ventures	6,869	8,400	478,293
Purchase of marketable securities		(30,089)	(26,647)
Proceeds from sales of marketable securities	157,122	10,700	53,817
Proceeds from sales of interests in unconsolidated joint ventures		2,855
Principal repayments on loans receivable and direct financing leases	10,952	16,790	104,009
Investments in loans receivable and direct financing leases, net	(165,494)	(3,162)	(923,534)
Decrease in restricted cash	2,078	1,349	192
Net cash provided by (used in) investing activities	(61,406)	427,327	(2,888,115)
Cash flows from financing activities:
Net borrowings (repayments) under bank line of credit	(150,000)	(801,700)	327,200
Repayments of term and bridge loans	(320,000)	(1,030,000)	(1,904,593)
Borrowings under term and bridge loans		200,000	2,750,000
Repayments of mortgage debt	(234,080)	(225,316)	(97,882)
Issuance of mortgage debt	1,942	579,557	143,421
Repayments and repurchases of senior unsecured notes	(7,735)	(300,000)	(20,000)
Issuance of senior unsecured notes			1,100,000
Settlement of cash flow hedges, net		(9,658)
Debt issuance costs	(860)	(12,657)	(27,044)
Net proceeds from the issuance of common stock and exercise of options	852,912	1,060,538	618,854
Dividends paid on common and preferred stock	(517,072)	(457,643)	(393,566)
Purchase of noncontrolling interests	(9,097)
Distributions to noncontrolling interests	(15,541)	(37,852)	(23,462)
Net cash provided by (used in) financing activities	(399,531)	(1,034,731)	2,472,928
Net increase (decrease) in cash and cash equivalents	54,697	(38,707)	37,864
Cash and cash equivalents, beginning of year	57,562	96,269	58,405
Cash and cash equivalents, end of year	$ 112,259	$ 57,562	$ 96,269

Business	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Business

(1)                                 Business

HCP, Inc., an S&P 500 company, is a Maryland corporation that is organized to qualify as a real estate investment trust (“REIT”) which, together with its consolidated entities (collectively, “HCP” or the “Company”), invests primarily in real estate serving the healthcare industry in the United States. The Company acquires, develops, leases, manages and disposes of healthcare real estate and provides financing to healthcare providers.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Summary of Significant Accounting Policies

(2)                                 Summary of Significant Accounting Policies

Use of Estimates

Management is required to make estimates and assumptions in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”). These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from management’s estimates.

Principles of Consolidation

The consolidated financial statements include the accounts of HCP, its wholly- owned subsidiaries and joint ventures that it controls, through voting rights or other means. All material intercompany transactions and balances have been eliminated in consolidation.

At inception of joint venture transactions, the Company identifies entities for which control is achieved through means other than voting rights (“variable interest entities” or “VIEs”) and determines which business enterprise is the primary beneficiary of its operations. A variable interest entity is broadly defined as an entity where either (i) the equity investors as a group, if any, do not have a controlling financial interest, or (ii) the equity investment at risk is insufficient to finance that entity’s activities without additional subordinated financial support. The Company consolidates investments in VIEs when it is determined to be the primary beneficiary at either the inception of the VIE or upon the occurrence of a qualifying reconsideration event. Qualifying reconsideration events include, but are not limited to, the modification of contractual arrangements that affect the characteristics or adequacy of the entity’s equity investments at risk and the disposal of all or a portion of an interest held by the primary beneficiary. At December 31, 2009, the Company did not consolidate any significant variable interest entities.

The Company uses qualitative and quantitative approaches when determining whether it is (or is not) the primary beneficiary of a VIE. Consideration of various factors includes, but is not limited to, the form of the Company’s ownership interest, its representation on the entity’s governing body, the size and seniority of its investment, various cash flow scenarios related to the VIE, its ability and the rights of other investors to participate in policy making decisions and to replace the manager of and/or liquidate the venture.

For its investments in joint ventures, the Company evaluates the type of rights held by the limited partner(s), which may preclude consolidation in circumstances in which the sole general partner would otherwise consolidate the limited partnership. The assessment of limited partners’ rights and their impact on the presumption of control over a limited partnership by the sole general partner should be made when an investor becomes the sole general partner and should be reassessed if (i) there is a change to the terms or in the exercisability of the rights of the limited partners, (ii) the sole general partner increases or decreases its ownership in the limited partnership interests, or (iii) there is an increase or decrease in the number of outstanding limited partnership interests. The Company similarly evaluates the rights of managing members of limited liability companies.

Investments in Unconsolidated Joint Ventures

Investments in entities which the Company does not consolidate but for which the Company has the ability to exercise significant influence over operating and financial policies are reported under the equity method of accounting. Under the equity method of accounting, the Company’s share of the investee’s earnings or losses are included in the Company’s consolidated results of operations.

The initial carrying value of investments in unconsolidated joint ventures is based on the amount paid to purchase the joint venture interest or the estimated fair value of the assets prior to the sale of interests in the joint venture. To the extent that the Company’s cost basis is different from the basis reflected at the joint venture level, the basis difference is generally amortized over the lives of the related assets and liabilities and included in the Company’s share of equity in earnings of the joint venture. The Company evaluates its equity method investments for impairment based upon a comparison of the estimated fair value of the equity method investment to its carrying value. When the Company determines a decline in the estimated fair value of an investment in an unconsolidated joint venture below its carrying value is other-than-temporary, an impairment is recorded. The Company recognizes gains on the sale of interests in joint ventures to the extent the economic substance of the transaction is a sale.

The Company’s estimated fair values for its equity method investments are based on discounted cash flow models that include all estimated cash inflows and outflows over a specified holding period and, where applicable, any estimated debt premiums or discounts. Capitalization rates, discount rates and credit spreads utilized in these models are based upon assumptions that the Company believes to be within a reasonable range of current market rates for the respective investments.

Revenue Recognition

The Company recognizes rental revenue from tenants on a straight-line basis over the lease term when collectibility is reasonably assured and the tenant has taken possession or controls the physical use of the leased asset. For assets acquired subject to leases, the Company recognizes revenue upon acquisition of the asset provided the tenant has taken possession or controls the physical use of the leased asset. If the lease provides for tenant improvements, the Company determines whether the tenant improvements, for accounting purposes, are owned by the tenant or the Company. When the Company is the owner of the tenant improvements, the tenant is not considered to have taken physical possession or have control of the physical use of the leased asset until the tenant improvements are substantially completed. When the tenant is the owner of the tenant improvements, any tenant improvement allowance that is funded is treated as a lease incentive and amortized as a reduction of revenue over the lease term. Tenant improvement ownership is determined based on various factors including, but not limited to, the following criterion:

·                  whether the lease stipulates how and on what a tenant improvement allowance may be spent;

·                  whether the tenant or landlord retains legal title to the improvements at the end of the lease term;

·                  whether the tenant improvements are unique to the tenant or general- purpose in nature; and

·                  whether the tenant improvements are expected to have any residual value at the end of the lease.

Certain leases provide for additional rents contingent upon a percentage of the facility’s revenue in excess of specified base amounts or other thresholds. Such revenue is recognized when actual results reported by the tenant, or estimates of tenant results, exceed the base amount or other thresholds. Such revenue is recognized only after the contingency has been removed (when the related thresholds are achieved), which may result in the recognition of rental revenue in periods subsequent to when such payments are received.

Tenant recoveries related to the reimbursement of real estate taxes, insurance, repairs and maintenance, and other operating expenses are recognized as revenue in the period the expenses are incurred. The reimbursements are recognized and presented gross, as the Company is generally the primary obligor with respect to purchasing goods and services from third-party suppliers, has discretion in selecting the supplier and bears the associated credit risk.

For leases with minimum scheduled rent increases, the Company recognizes income on a straight-line basis over the lease term when collectibility is reasonably assured. Recognizing rental income on a straight-line basis for leases results in recognized revenue amounts which differ from those that are contractually due from tenants. If the Company determines that collectibility of straight-line rents is not reasonably assured, the Company limits future recognition to amounts contractually owed and paid, and, when appropriate, establishes an allowance for estimated losses.

The Company maintains an allowance for doubtful accounts, including an allowance for straight-line rent receivables, for estimated losses resulting from tenant defaults or the inability of tenants to make contractual rent and tenant recovery payments. The Company monitors the liquidity and creditworthiness of its tenants and operators on an ongoing basis. This evaluation considers industry and economic conditions, property performance, credit enhancements and other factors. For straight-line rent amounts, the Company’s assessment is based on amounts estimated to be recoverable over the term of the lease. At December 31, 2009 and 2008, the Company had an allowance of  $49 million and  $40 million, respectively, included in other assets, as a result of the Company’s determination that collectibility is not reasonably assured for certain straight-line rent amounts.

The Company receives management fees from its investments in certain joint venture entities for various services provided as the managing member of the entities. Management fees are recorded as revenue when management services have been performed. Intercompany profit for management fees is eliminated.

The Company recognizes gains on sales of properties upon the closing of the transaction with the purchaser. Gains on properties sold are recognized using the full accrual method when the collectibility of the sales price is reasonably assured, the Company is not obligated to perform additional activities that may be considered significant, the initial investment from the buyer is sufficient and other profit recognition criteria have been satisfied. Gains on sales of properties may be deferred in whole or in part until the requirements for gain recognition have been met.

The Company uses the direct finance method of accounting to record income from direct financing leases (“DFLs”). For leases accounted for as DFLs, the future minimum lease payments are recorded as a receivable. The difference between the future minimum lease payments and estimated residual values, less the cost of the properties, is recorded as unearned income. Unearned income is deferred and amortized to income over the lease terms to provide a constant yield when collectibility of the lease payments is reasonably assured. Investments in DFLs are presented net of unamortized and unearned income.

Loans receivable are classified as held-for-investment based on management’s intent and ability to hold the loans for the foreseeable future or to maturity. Loans held-for-investment are carried at amortized cost and are reduced by a valuation allowance for estimated credit losses as necessary. The Company recognizes interest income on loans, including the amortization of discounts and premiums, using the effective interest method. The effective interest method is applied on a loan-by-loan basis when collectibility of the future payments is reasonably assured. Premiums and discounts are recognized as yield adjustments over the life of the related loans. Loans are transferred from held-for-investment to held for sale when management’s intent is to no longer hold the loans for the foreseeable future. Loans held for sale are recorded at the lower of cost or estimated fair value.

Allowances are established for loans and DFLs based upon an estimate of probable losses for the individual loans and DFLs deemed to be impaired. Loans and DFLs are impaired when it is deemed probable that the Company will be unable to collect all amounts due in accordance with the contractual terms of the loan or lease. An allowance is based upon the Company’s assessment of the borrower’s or lessee’s overall financial condition, resources and payment record; the prospects for support from any financially responsible guarantors; and, if appropriate, the realizable value of any collateral. These estimates consider all available evidence including the expected future cash flows discounted at the loan’s or DFL’s effective interest rate, estimated fair value of collateral, general economic conditions and trends, historical and industry loss experience, and other relevant factors, as appropriate.

Loans and DFLs are placed on non-accrual status when management determines that the collectibility of contractual amounts is not reasonably assured. While on non-accrual status, loans or DFLs are either accounted for on a cash basis, in which income is recognized only upon receipt of cash, or on a cost-recovery basis, in which all cash receipts reduce the carrying value of the loan or DFL, based on the Company’s expectation of future collectibility.

Real Estate

The Company’s real estate assets, consisting of land, buildings and improvements are recorded at cost. Costs are allocated at acquisition, including the assumption of liabilities, to the acquired tangible assets and identifiable intangibles based on their estimated fair values. The Company assesses estimated fair value based on cash flow projections that utilize appropriate discount and/or capitalization rates and available market information. Estimates of future cash flows are based on a number of factors including historical operating results, known and anticipated trends, as well as market and economic conditions. The estimated fair value of tangible assets of an acquired property is based on the value of the property as if it was vacant.

The Company records acquired “above and below” market leases at their estimated fair value using discount rates which reflect the risks associated with the leases acquired. The amount recorded is based on the present value of the difference between (i) the contractual amounts to be paid pursuant to each in-place lease and (ii) management’s estimate of fair market lease rates for each in-place lease, measured over a period equal to the remaining term of the lease for above market leases and the initial term plus the extended term for any leases with below market renewal options. Other intangible assets acquired include amounts for in-place lease values that are based on the Company’s evaluation of the specific characteristics of each tenant’s lease. Factors considered include estimates of carrying costs during hypothetical expected lease-up periods, market conditions and costs to execute similar leases. In estimating carrying costs, the Company includes estimates of lost rents at market rates during the hypothetical expected lease-up periods, which are dependent on local market conditions and expected trends. In estimating costs to execute similar leases, the Company considers leasing commissions, legal and other related costs.

The Company capitalizes direct construction and development costs, including predevelopment costs, interest, property taxes, insurance and other costs directly related and essential to the acquisition, development or construction of a real estate asset. The Company capitalizes construction and development costs while substantive activities are ongoing to prepare an asset for its intended use. The Company considers a construction project as substantially complete and held available for occupancy upon the completion of tenant improvements, but no later than one year from cessation of significant construction activity. Costs incurred after a project is substantially complete and ready for its intended use, or after development activities have ceased, are expensed as incurred. For redevelopment of existing operating properties, the Company capitalizes costs based on the net carrying value of the existing property under redevelopment plus the cost for the construction and improvement incurred in connection with the redevelopment. Costs previously capitalized related to abandoned acquisitions or developments are charged to earnings. Expenditures for repairs and maintenance are expensed as incurred. The Company considers costs incurred in conjunction with re-leasing properties, including tenant improvements and lease commissions, to represent the acquisition of productive assets and, accordingly, such costs are reflected as investment activities in the Company’s statement of cash flows.

The Company computes depreciation on properties using the straight-line method over the assets’ estimated useful life. Depreciation is discontinued when a property is identified as held for sale. Buildings and improvements are depreciated over useful lives ranging up to 45 years. Above and below market lease intangibles are amortized primarily to revenue over the remaining noncancellable lease terms and bargain renewal periods, if any. Other in-place lease intangibles are amortized to expense over the remaining noncancellable lease term and bargain renewal periods, if any.

Impairment of Long-Lived Assets and Goodwill

The Company assesses the carrying value of real estate assets and related intangibles (“real estate assets”), whenever events or changes in circumstances indicate that the carrying value of such asset or asset group may not be recoverable. The Company tests its real estate assets for impairment by comparing the sum of the expected undiscounted cash flows to the carrying value of the real estate asset or asset group. If the carrying value exceeds the expected undiscounted cash flows, an impairment loss will be recognized by adjusting the carrying value of the real estate assets to their estimated fair value.

Goodwill is tested for impairment at least annually and whenever the Company identifies triggering events that may indicate an impairment has occurred by applying a two-step approach. Potential impairment indicators include a significant decline in real estate valuations, restructuring plans or a significant decline in the Company’s market capitalization value. The Company tests for impairment of its goodwill by comparing the estimated fair value of a reporting unit containing goodwill to its carrying value. If the carrying value exceeds the estimated fair value, the second step of the test is needed to measure the amount of potential goodwill impairment. The second step requires the estimated fair value of the reporting unit to be allocated to all the assets and liabilities of the reporting unit as if it had been acquired in a business combination at the date of the impairment test. The excess estimated fair value of the reporting unit over the estimated fair value of assets and liabilities is the implied value of goodwill and is used to determine the amount of impairment. The Company selected the fourth quarter of each fiscal year to perform its annual impairment test.

Assets Held for Sale and Discontinued Operations

Certain long-lived assets are classified as held for sale and are reported at the lower of their carrying value or their estimated fair value less costs to sell and are no longer depreciated. Discontinued operations is a component of an entity that has either been disposed of or is deemed to be held for sale if, (i) the operations and cash flows of the component have been or will be eliminated from ongoing operations as a result of the disposal transaction, and (ii) the entity will not have any significant continuing involvement in the operations of the component after the disposal transaction.

Assets Held for Contribution

Properties classified as held for contribution to joint ventures are not included in discontinued operations due to the Company’s continuing interest in the ventures.

Share-Based Compensation

Share-based compensation expense for share-based awards granted on or after January 1, 2006 to employees, including grants of employee stock options, are recognized in the statement of operations based on their estimated fair value. Compensation expense for awards with graded vesting schedules is generally recognized ratably over the period from the grant date to the date when the award is no longer contingent on the employee providing additional services.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and short-term investments with original maturities of three months or less when purchased. The Company maintains cash deposits with major financial institutions which periodically exceed the Federal Deposit Insurance Corporation insurance limit. The Company has not experienced any losses to date related to its cash or cash equivalents.

Restricted Cash

Restricted cash primarily consists of amounts held by mortgage lenders to provide for (i) future real estate tax expenditures, tenant improvements and capital expenditures, and (ii) security deposits and net proceeds from property sales that were executed as tax-deferred dispositions.

Derivatives

During its normal course of business, the Company uses certain types of derivative instruments for the purpose of managing interest rate risk. To qualify for hedge accounting, derivative instruments used for risk management purposes must effectively reduce the risk exposure that they are designed to hedge. In addition, at inception of a qualifying cash flow hedging relationship, the underlying transaction or transactions, must be, and are expected to remain, probable of occurring in accordance with the Company’s related assertions.

The Company recognizes all derivative instruments, including embedded derivatives required to be bifurcated, as assets or liabilities in the Company’s consolidated balance sheets at their estimated fair value. Changes in the estimated fair value of derivative instruments that are not designated as hedges or that do not meet the criteria of hedge accounting are recognized in earnings. For derivatives designated in qualifying cash flow hedging relationships, the change in the estimated fair value of the effective portion of the derivatives is recognized in accumulated other comprehensive income (loss), whereas the change in the estimated fair value of the ineffective portion is recognized in earnings. For derivatives designated in qualifying fair value hedging relationships, the change in the estimated fair value of the effective portion of the derivatives offsets the change in the estimated fair value of the hedged item, whereas the change in the estimated fair value of the ineffective portion is recognized in earnings.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategy for undertaking various hedge transactions. This process includes designating all derivatives that are part of a hedging relationship to specific forecasted transactions as well as recognized obligations or assets in the consolidated balance sheet. The Company also assesses and documents, both at inception of the hedging relationship and on a quarterly basis thereafter, whether the derivatives that are designated in hedging transactions are highly effective in offsetting the designated risks associated with the respective hedged items. If it is determined that a derivative ceases to be highly effective as a hedge, or that it is probable the underlying forecasted transaction will not occur, the Company discontinues hedge accounting prospectively and records the appropriate adjustment to earnings based on the current estimated fair value of the derivative.

Income Taxes

In 1985, HCP, Inc. elected REIT status and believes it has always operated so as to continue to qualify as a REIT under Sections 856 to 860 of the Internal Revenue code of 1986, as amended (the “Code”). Accordingly, HCP, Inc. will not be subject to U.S. federal income tax, provided that it continues to qualify as a REIT and makes distributions to stockholders equal to or in excess of its taxable income. On July 27, 2007, the Company formed HCP Life Science REIT, a consolidated subsidiary, which elected REIT status for the year ended December 31, 2007. HCP, Inc. and its consolidated REIT subsidiary are each subject to the REIT qualification requirements under Sections 856 to 860 of the Code. If either REIT fails to qualify as a REIT in any taxable year, it will be subject to federal income taxes at regular corporate rates and may be ineligible to qualify as a REIT for four subsequent tax years.

HCP, Inc. and HCP Life Science REIT are subject to state and local income taxes in some jurisdictions, and in certain circumstances each REIT may also be subject to federal excise taxes on undistributed income. In addition, certain activities the Company undertakes must be conducted by entities which elect to be treated as taxable REIT subsidiaries (“TRSs”). TRSs are subject to both federal and state income taxes. The Company recognizes tax penalties relating to unrecognized tax benefits as additional tax expense. Interest relating to unrecognized tax benefits is recognized as interest expense.

Marketable Securities

The Company classifies its marketable equity and debt securities as available-for-sale. These securities are carried at their estimated fair value with unrealized gains and losses recognized in stockholders’ equity as a component of accumulated other comprehensive income (loss). Gains or losses on securities sold are determined based on the specific identification method. When the Company determines declines in the estimated fair value of marketable securities are other-than-temporary, a loss is recognized in earnings.

Capital Raising Issuance Costs

Costs incurred in connection with the issuance of common shares are recorded as a reduction of additional paid-in capital. Costs incurred in connection with the issuance of preferred shares are recorded as a reduction of the preferred stock amount. Debt issuance costs are deferred, included in other assets and amortized to interest expense over the remaining term of the related debt based on the effective interest method.

Segment Reporting

The Company’s segments are based on its internal method of reporting which classifies operations by healthcare sector. The Company’s business operations include five segments: (i) senior housing, (ii) life science, (iii) medical office, (iv) hospital and (v) skilled nursing.

Prior to the Slough Estates USA Inc. (“SEUSA”) acquisition on August 1, 2007, the Company operated through two reportable segments—triple-net leased and medical office buildings. As a result of the Company’s acquisition of SEUSA, the Company added a significant portfolio of real estate assets under different leasing and property management structures and made corresponding organizational changes. The Company believes the change to its reportable segments is appropriate and consistent with how its chief operating decision maker reviews the Company’s operating results. All prior period segment information has been reclassified to conform to the current presentation.

Noncontrolling Interests and Mandatorily Redeemable Financial Instruments

The Company reports arrangements with noncontrolling interests as a component of equity separate from the parent’s equity. The Company accounts for purchases or sales of equity interests that do not result in a change in control as equity transactions. In addition, net income attributable to the noncontrolling interest is included in consolidated net income on the face of the consolidated statement of income and, upon a gain or loss of control, the interest purchased or sold, as well as any interest retained, is recorded at its estimated fair value with any gain or loss recognized in earnings.

As of December 31, 2009, there were 4.3 million non-managing member units outstanding in six limited liability companies, in each of which the Company is the managing member: (i) HCPI/Tennessee, LLC; (ii) HCPI/Utah, LLC; (iii) HCPI/Utah II, LLC; (iv) HCP DR California, LLC; (v) HCP DR Alabama, LLC; and (vi) HCP DR MCD, LLC. The Company consolidates these entities since it exercises control, and noncontrolling interests in these entities are carried at cost. The non-managing member LLC Units (“DownREIT units”) are exchangeable for an amount of cash approximating the then-current market value of shares of the Company’s common stock or, at the Company’s option, shares of the Company’s common stock (subject to certain adjustments, such as stock splits and reclassifications). Upon exchange of DownREIT units for the Company’s common stock, the carrying amount of the DownREIT units is reclassified to stockholders’ equity. In April 2008, as a result of the non-managing member converting its remaining HCPI/Indiana, LLC DownREIT units, HCPI/Indiana, LLC became a wholly-owned subsidiary. At December 31, 2009, the carrying and market value of the 4.3 million DownREIT units were  $170.5 million and  $179.7 million, respectively.

Accounting for mandatorily redeemable financial instruments, among other things, requires that in specific instances they are classified as liabilities and recorded at their estimated settlement value each reporting period. Certain consolidated joint ventures of the Company have limited-lives (in excess of ninety years) and are considered to be mandatorily redeemable upon final or other specified liquidation events. As of December 31, 2009, the Company has nine limited-life entities that have an estimated settlement value of the associated noncontrolling minority interest component of approximately  $7.5 million, which is  $5.9 million more than the current carrying amount.

Preferred Stock Redemptions

The Company recognizes the excess of the redemption value of cumulative redeemable preferred stock redeemed over its carrying amount as a charge to income. The carrying value of preferred shares that are redeemed is reduced by the amount of original issuance costs, regardless of where in stockholders’ equity those costs are reflected (see Note 13).

Life Care Bonds Payable

Two of the Company’s continuing care retirement communities (“CCRCs”) issue non-interest bearing life care bonds payable to certain residents of the CCRCs. Generally, the bonds are refundable to the resident or to the resident’s estate upon termination or cancellation of the CCRC agreement. An additional senior housing facility owned by the Company collects non-interest bearing occupancy fee deposits that are refundable to the resident or the resident’s estate upon the earlier of the re-letting of the unit or after two years of vacancy. Proceeds from the issuance of new bonds are used to retire existing bonds, and since the maturity of the obligations for the three facilities is not determinable, no interest is imputed. These amounts are included in other debt in the Company’s consolidated balance sheets.

Fair Value Measurement

The Company measures and discloses the estimated fair value of nonfinancial and financial assets and liabilities utilizing a hierarchy of valuation techniques based on whether the inputs to a fair value measurement are considered to be observable or unobservable in a marketplace. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions. This hierarchy requires the use of observable market data when available. These inputs have created the following fair value hierarchy:

·                  Level 1—quoted prices for identical instruments in active markets;

·                  Level 2—quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

·                  Level 3—fair value measurements derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The Company measures fair value using a set of standardized procedures that are outlined herein for all assets and liabilities which are required to be measured at their estimated fair value on either a recurring or non-recurring basis. When available, the Company utilizes quoted market prices from an independent third party source to determine fair value and classifies such items in Level 1. In some instances where a market price is available, but the instrument is in an inactive or over-the-counter market, the Company consistently applies the dealer (market maker) pricing estimate and classifies the asset or liability in Level 2.

If quoted market prices or inputs are not available, fair value measurements are based upon valuation models that utilize current market or independently sourced market inputs, such as interest rates, option volatilities, credit spreads, market capitalization rates, etc. Items valued using such internally-generated valuation techniques are classified according to the lowest level input that is significant to the fair value measurement. As a result, the asset or liability could be classified in either Level 2 or 3 even though there may be some significant inputs that are readily observable. Internal fair value models and techniques used by the Company include discounted cash flow and Black Scholes valuation models. The Company also considers its counterparty’s and own credit risk on derivatives and other liabilities measured at their estimated fair value. The Company has elected the mid-market pricing expedient when estimating fair value.

Earnings per Share

Basic earnings per common share is computed by dividing net income applicable to common shares by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per common share is calculated by including the effect of dilutive securities.

On January 1, 2009, the Company adopted the participating securities provision of Financial Accounting Standard Board (“FASB”) Accounting Standard Codification (“ASC”) 260-10, Earnings Per Share—Overall (“ASC 260-10”). ASC 260-10 addresses whether instruments granted in share-based payment awards are participating securities prior to vesting, and therefore, are included in the earnings allocation when computing earnings per share under the two-class method as described in ASC 260-10. In accordance with ASC 260-10, unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents (whether paid or unpaid) are participating securities and shall be included in the computation of earnings per share pursuant to the two-class method. Upon adoption, all prior-period earnings per share data presented was adjusted retrospectively with no material impact.

Recent Accounting Pronouncements

In April 2009, the FASB issued additional disclosure provisions of ASC 825-10, Financial Instruments—Overall (“ASC 825-10”). ASC 825-10 requires disclosures about fair value of financial instruments for interim reporting periods of publicly traded companies in addition to the annual financial statements. ASC 825-10 is effective for interim periods ending after June 15, 2009. Prior period presentation is not required for comparative purposes at initial adoption. The adoption of ASC 825-10 on June 30, 2009 did not have a material impact on the Company’s consolidated financial position or results of operations.

In April 2009, the FASB issued an amendment to ASC 320-10, Investment-Debt and Equity Securities—Overall (“ASC 320-10”). ASC 320-10 amends the other-than-temporary impairment guidance for debt securities to make the guidance more operational and to improve the presentation and disclosure of other-than-temporary impairments on debt and equity securities in the financial statements. The amended provision of ASC 320-10 is effective for fiscal years and interim periods ending after June 15, 2009. The adoption of ASC 320-10 on June 30, 2009 did not have a material impact on the Company’s consolidated financial position or results of operations.

In April 2009, the FASB issued an amendment to ASC 820-10, Fair Value Measurements and Disclosures—Overall (“ASC 820-10”). ASC 820-10 provides additional guidance for estimating fair value when the volume and level of activity for both financial and nonfinancial assets or liabilities have significantly decreased. ASC 820-10 is effective for fiscal years and interim periods ending after June 15, 2009 and shall be applied prospectively. The adoption of ASC 820-10 on June 30, 2009 did not have a material impact on the Company’s consolidated financial position or results of operations.

In May 2009, the FASB issued ASC 855, Subsequent Events (“ASC 855”). ASC 855 provides general guidelines to account for the disclosure of events that occur after the balance sheet date but before financial statements are issued or available to be issued. These guidelines are consistent with current accounting requirements, but clarify the period, circumstances, and disclosures for properly identifying and accounting for subsequent events. ASC 855 is effective for interim periods and fiscal years ending after June 15, 2009. The adoption of ASC 855 on June 30, 2009 did not have a material impact on the Company’s consolidated financial position or results of operations.

In June 2009, the FASB issued Accounting Standards Update No. 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities (“Update No. 2009-17”). Update No. 2009-17 requires enterprises to perform a qualitative approach to determining whether or not a variable interest entity will need to be consolidated on a continuous basis. This evaluation will be based on an enterprise’s ability to direct and influence the activities of a variable interest entity that most significantly impact its economic performance. Update No. 2009-17 is effective for interim periods and fiscal years beginning after November 15, 2009. The adoption of Update No. 2009-17 on January 1, 2010 did not have a material impact on the Company’s consolidated financial position or results of operations.

In June 2009, the FASB Accounting Standards Codification (the “Codification”) was issued in the form of ASC 105, Generally Accepted Accounting Principles (“ASC 105”). Upon issuance, Codification became the single source of authoritative, nongovernmental U.S. GAAP. Codification reorganized U.S. GAAP pronouncements into accounting topics, which are displayed using a single structure. Certain SEC guidance is also included in Codification and will follow a similar topical structure in separate SEC sections. ASC 105 is effective for interim periods and fiscal years ending after September 15, 2009. The adoption of the Codification on September 30, 2009 did not have a material impact on the Company’s consolidated financial position or results of operations.

In August 2009, the FASB issued Accounting Standards Update No. 2009-04, Accounting for Redeemable Equity Instruments—Amendment to Section 480-10-S99 (SEC Update) (“Update No. 2009-04”). This update requires that preferred securities, or instruments with similar characteristics, such as noncontrolling interests, that are redeemable for cash or other assets be classified outside of permanent equity if they are redeemable (i) at a fixed or determinable price on a fixed or determinable date, (ii) at the option of the holder, or (iii) upon the occurrence of an event that is not solely within the control of the issuer. The SEC believes that it is necessary to highlight the future cash obligations attached to this type of security so as to distinguish it from permanent capital. The adoption of Update No. 2009-04 upon issuance did not have a material impact on the Company’s consolidated financial position or results of operations.

In January 2010, the FASB issued Accounting Standards Update No. 2010-02, Consolidation (Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary—a Scope Clarification. The amendments in this update clarify that a decrease in ownership resulting from sales of in substance real estate should be accounted for under the guidelines in ASC Sub Topics 360-20, Property, Plant, and Equipment, and ASC Sub Topics 976-605, Retail/Land. This update is consistent with the Company’s current accounting application for sales of in substance real estate and did not have a material impact on the consolidated financial position or results of operations.

Reclassifications

Certain amounts in the Company’s consolidated financial statements for prior periods have been reclassified to conform to the current period presentation. Assets sold or held for sale and associated liabilities have been reclassified on the consolidated balance sheets and operating results reclassified from continuing to discontinued operations (see Note 5). All prior period interest earned on loans receivable and other interest bearing investments have been reclassified to “interest income” as a component of revenues from “other income, net” as a result of a significant increase in the Company’s investments in loans receivable. In addition, all prior period noncontrolling interests on the consolidated balance sheets have been reclassified as a component of equity and all prior period noncontrolling interests’ share of earnings on the consolidated statements of operations have been reclassified to clearly identify net income attributable to the noncontrolling interest.

Mergers and Acquisitions	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Mergers and Acquisitions

(3)                                 Mergers and Acquisitions

Slough Estates USA Inc.

On August 1, 2007, the Company closed its acquisition of SEUSA for aggregate cash consideration of approximately  $3.0 billion. SEUSA’s life science portfolio is concentrated in the San Francisco Bay Area and San Diego County.

The calculation of total consideration follows (in thousands):

Payment of aggregate cash consideration	$2,978,911
Estimated acquisition costs, net of cash acquired	3,800
Purchase price, net of assumed liabilities	2,982,711
Fair value of liabilities assumed, including debt	220,133
Purchase price	$3,202,844

Under the purchase method of accounting, the assets and liabilities of SEUSA were recorded at their relative fair values as of the acquisition date. During the year ended December 31, 2008, the Company revised its initial purchase price allocation for its acquired interest in SEUSA, which resulted in the reallocation of  $51 million among buildings and improvements, development costs and construction in progress, land, intangible assets and investments in and advances to unconsolidated joint ventures from its preliminary allocation at December 31, 2007. The changes from the Company’s initial purchase price allocation did not have a significant impact on the Company’s results of operations for the year ended December 31, 2008.

The following table summarizes the estimated fair values of the SEUSA assets acquired and liabilities assumed as of the acquisition date of August 1, 2007 (in thousands):

Assets acquired
Buildings and improvements	$1,664,156
Developments in process	254,626
Land	827,041
Investments in and advances to unconsolidated joint ventures	68,300
Intangible assets	351,500
Other assets	37,221
Total assets acquired	$3,202,844
Liabilities assumed
Mortgages payable and other debt	$33,553
Intangible liabilities	147,700
Other liabilities	38,880
Total liabilities assumed	220,133
Net assets acquired	$2,982,711

The related assets, liabilities and results of operations of SEUSA are included in the consolidated financial statements from the date of acquisition.

Pro Forma Results of Operations

The following unaudited pro forma consolidated results of operations for the year ended December 31, 2007 assume that the acquisition of SEUSA was completed as of January 1, 2007 as shown below (in thousands, except per share amounts):

Revenues	$1,059,988
Net income	478,195
Basic earnings per common share	$2.06
Diluted earnings per common share	2.05

Pro forma data may not be indicative of the results that would have been obtained had the acquisition actually occurred as of January 1, 2007, nor does it intend to be a projection of future results.

Real Estate Property Investments	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Real Estate Property Investments

(4)                                 Real Estate Property Investments

During the year ended December 31, 2009, the Company funded an aggregate of  $119 million for construction, tenant and other capital improvement projects, primarily in its life science segment.

During the year ended December 31, 2008, the Company acquired a senior housing facility for  $11 million, purchased a joint venture interest valued at  $29 million and funded an aggregate of  $158 million for construction and other capital improvement projects, primarily in its life science segment. During 2008, three of the Company’s life science facilities located in South San Francisco were placed into service.

Dispositions of Real Estate and Discontinued Operations	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Dispositions of Real Estate and Discontinued Operations

(5)                                 Dispositions of Real Estate and Discontinued Operations

Dispositions of Real Estate

During the year ended December 31, 2009, the Company sold 14 properties for  $72 million and recognized gain on sales of real estate of  $37 million. The Company’s sales of properties during the year ended December 31, 2009 were made from the following segments: (i)  $46 million of hospital, including a hospital located in Los Gatos, California, for  $45 million; (ii)  $15 million of senior housing; and (iii)  $11 million of medical office.

During the year ended December 31, 2008, the Company sold 51 properties for approximately  $643 million and recognized on sales of real estate of  $229 million. The Company’s sales of properties were made from the following segments: (i)  $427 million of hospital, (ii)  $97 million of skilled nursing, (iii)  $95 million of medical office and (iv)  $24 million of senior housing.

Dispositions of Real Estate Interests

On January 5, 2007, the Company formed a senior housing joint venture (“HCP Ventures II”), which included 25 properties valued at  $1.1 billion that were encumbered by a  $686 million secured debt facility. The 25 properties included in this joint venture were acquired in the Company’s acquisition of CNL Retirement Properties, Inc. (“CRP”) in 2006 and were classified as held for contribution within three months from the close of the CRP acquisition. These assets were not depreciated or amortized prior to their contribution, as these assets were held for contribution, and the value allocated to these assets was based on the disposition proceeds received. The Company received approximately  $280 million in proceeds, including a one-time acquisition fee of  $5.4 million, which is included in investment management fee income. No gain or loss was recognized for the sale of a 65% interest in this joint venture. The Company acts as the managing member and receives asset management fees.

On April 30, 2007, the Company formed a medical office building joint venture, HCP Ventures IV, LLC (“HCP Ventures IV”), which included 55 properties valued at approximately  $585 million that were encumbered by a  $344 million secured debt facility. Upon the disposition of an 80% interest in this venture, the Company received proceeds of  $196 million, including a one-time acquisition fee of  $3 million, which is included in investment management fee income, and recognized a gain of  $10.1 million. The Company acts as the managing member and receives asset management fees.

Properties Held for Sale

At December 31, 2009 and 2008, the carrying amount of assets held for sale aggregated to  $32.7 million and  $71.2 million, respectively.

Results from Discontinued Operations

The following table summarizes operating income from discontinued operations, impairments and gains on sales of real estate included in discontinued operations (dollars in thousands):

	Year Ended December 31,
	2009	2008	2007
Rental and related revenues	$11,555	$45,472	$123,521
Depreciation and amortization expenses	3,322	9,147	24,171
Operating expenses	668	8,384	13,050
Other income (expense)	(78)	1,633	5,641
Income before impairments and gain in sales of real estate, net of income taxes	$7,643	$26,308	$80,659
Impairments	$125	$9,175	$—
Gains on sales of real estate, net of income taxes	$37,321	$229,189	$404,328
Number of properties held for sale	13	27	78
Number of properties sold	14	51	97
Number of properties included in discontinued operations	27	78	175

Net Investment in Direct Financing Leases	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Net Investment in Direct Financing Leases

(6)                                 Net Investment in Direct Financing Leases

The components of net investment in DFLs consisted of the following (dollars in thousands):

	Year Ended December 31,
	2009	2008
Minimum lease payments receivable	$1,338,634	$1,373,283
Estimated residual values	467,248	467,248
Allowance for DFL losses	(54,957)	—
Less unearned income	(1,150,848)	(1,192,297)
Net investment in direct financing leases	$600,077	$648,234
Properties subject to direct financing leases	30	30

The DFLs were acquired in the Company’s merger with CRP. CRP determined that these leases were DFLs, and the Company is required to carry forward CRP’s accounting conclusions after the acquisition date relative to their assessment of these leases, provided that the Company does not believe CRP’s accounting to be in error. The Company believes that its accounting for the leases is appropriate and in accordance with GAAP. Certain leases contain provisions that allow the tenants to elect to purchase the properties during or at the end of the lease terms for the aggregate initial investment amount plus adjustments, if any, as defined in the lease agreements. Certain leases also permit the Company to require the tenants to purchase the properties at the end of the lease terms.

Lease payments due to the Company relating to three land-only DFLs, along with the land, are subordinate to and serve as collateral for first mortgage construction loans entered into by Erickson Retirement Communities and its affiliate entities (“Erickson”) to fund development costs related to the properties. During the three months ended December 31, 2008, the Company determined that two of these DFLs were impaired and began recognizing income on a cost-recovery basis. As a result of Erickson’s October 19, 2009 bankruptcy filing, the Company recorded a provision for DFL losses (impairment charges) of  $15.1 million for the three months ending September 30, 2009 related to the two DFLs above, which was based on the Company’s estimate of the present value of future cash flows that would result from what was viewed as the probable outcome of Erickson’s reorganization plan. At that time, the Company determined that an impairment charge would not be required for the third DFL since that asset was performing, nor would an impairment charge be required for a  $10 million participation in a senior construction loan, for which Erickson is the borrower, since the estimated fair value of the underlying collateral supporting the loan was sufficient for the Company to recover its investment.

On December 23, 2009, an auction was concluded with respect to Erickson’s assets, and on December 30, 2009, Erickson filed an amended plan of reorganization providing additional detail about the results of the auction and the allocation of auction proceeds. The amended plan proposed that the Company would not be entitled to any of the proceeds with respect to the three DFLs and would receive only a nominal recovery with respect to the Company’s participation in the senior construction loan. Additionally, on January 4, 2010, Erickson served the Company with adversary complaints claiming, among other things, that the Company’s interest as a landlord under the DFLs should be treated as if it were instead the interest of a lender with a security interest in the properties. While Erickson’s amended plan of reorganization has not been confirmed in the bankruptcy proceedings, the Company concluded that, as a result of the auction, the subsequent allocation of the auction proceeds and management’s evaluation of Erickson’s pursuit of remedies consistent with the extinguishment of the Company’s DFL interests, it was appropriate to reduce the carrying value of these assets to a nominal amount associated with the expected partial recovery of the participation interest in the senior construction loan. Notwithstanding the foregoing, the Company intends to continue to pursue legal remedies to maximize its recovery with respect to the DFL investments and the loan participation interest.

For the three months ended December 31, 2009, the Company recorded a provision for DFL losses of  $39.8 million and a provision for loan loss of  $8.1 million, an amount that represented substantially all of the Erickson related assets’ carrying value. During the year ended December 31, 2009, the Company recognized  $3.1 million of income relating to the three DFLs. The Company includes provisions for DFL and loan losses in impairments in its consolidated statements of income.

Future minimum lease payments contractually due under direct financing leases at December 31, 2009, were as follows (in thousands):

Year	Amount(1)
2010	$39,885
2011	40,997
2012	42,140
2013	43,316
2014	44,525
Thereafter	1,072,814
$1,283,677

(1)                                  Amounts presented do not include minimum lease payments due from Erickson for the three impaired DFLs discussed above.

Loans Receivable	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Loans Receivable

(7)           Loans Receivable

The following table summarizes the Company’s loans receivable (in thousands):

	December 31,
	2009			2008
	Real Estate Secured	Other Secured	Total	Real Estate Secured	Other Secured	Total
Mezzanine	$—	$999,118	$999,118	$—	$999,891	$999,891
Other	783,798	84,079	867,877	71,004	81,062	152,066
Unamortized discounts, fees and costs	(115,422)	(66,196)	(181,618)	—	(83,262)	(83,262)
Allowance for loan losses	(8,148)	(4,291)	(12,439)	—	(241)	(241)
	$660,228	$1,012,710	$1,672,938	$71,004	$997,450	$1,068,454

Following is a summary of loans receivable secured by real estate at December 31, 2009 (in thousands):

Final Payment Due	Number of Loans	Payment Terms	Initial Principal Amount	Carrying Amount
2010	4	Monthly interest-only payments of $14,000, at 6.00% secured by an assisted living facility in South Carolina; monthly interest and principal payments of $190,000 at 11.55% secured by two skilled nursing facilities in Colorado; monthly interest and principal payments of $5,800, at 9.00% secured by an assisted living facility in Georgia; and monthly interest-only payments of $42,000 at 5.50% secured by an assisted living facility in Texas.	$33,947	$16,449
2011	1	Monthly interest and principal payments of $37,000 at 10.44% secured by an assisted living facility in North Carolina.	3,859	2,896
2013	1	Monthly interest-only payments at LIBOR plus 1.25% (1.48%) secured by 331 skilled nursing facilities in 30 states.	719,922	603,943
2014	1	Monthly interest and principal payments of $16,000 at 11.00% secured by a skilled nursing facility in Montana.	1,900	1,632
2016	1	Monthly interest payments of $250,000 at 8.50% secured by a hospital in Texas.	35,308	35,308
	8		$794,936	$660,228

At December 31, 2009, minimum future principal payments, net of allowance for loan losses, to be received on loans receivable, including those secured by real estate, are  $95 million in 2010,  $3 million in 2011,  $1.72 billion in 2013,  $2 million in 2016 and  $35 million thereafter.

On October 5, 2006, through its merger with CRP, the Company acquired an interest-only, senior secured term loan made to an affiliate of the Cirrus Group, LLC (“Cirrus”). The loan had a maturity date of December 31, 2008, with a one-year extension period at the option of the borrower, subject to certain conditions, under which amounts were borrowed to finance the acquisition, development, syndication and operation of new and existing surgical partnerships. The loan accrues interest at a rate of 14.0%, of which 9.5% is payable monthly and the balance of 4.5% is deferred until maturity. The loan is collateralized by all of the assets of the borrower (comprised primarily of interests in partnerships operating surgical facilities, some of which are on the premises of properties owned by HCP Ventures IV or the Company) and is supported in part by limited guarantees made by certain principals of Cirrus. Recourse under certain of these guarantees is limited to the guarantors’ respective interests in certain entities owning real estate that are pledged to secure such guarantees. At December 31, 2008, the borrower did not meet the conditions necessary to exercise its extension option and did not repay the loan upon maturity. On April 22, 2009, new terms for extending the maturity date of the loan were agreed to, including the payment of a  $1.1 million extension fee, and the maturity date was extended to December 31, 2010. In July 2009, the Company issued a notice of default for the borrower’s failure to make interest payments. Through December 31, 2009 the borrower has failed to make seven of its contractual payments. In December 2009, the Company determined the loan was impaired and recognized a provision for loan loss of  $4.3 million, which is included in impairments in the consolidated statements of income. This provision for loan loss resulted from discussions that began in December of 2009 to restructure the loan. The proposed terms of the loan restructure include an extension of the maturity date and a reduction of the contractual interest rate for a portion of the outstanding principal balance. At December 31, 2009 and 2008, the carrying value of this loan, including accrued interest of  $5.2 million and  $0.6 million, respectively, was  $83.5 million and  $80 million, respectively. During the year ended December 31, 2009, the Company recognized interest income from this loan of  $11.2 million and received cash payments from the borrower of  $2.4 million.

On December 21, 2007, the Company made an investment in mezzanine loans having an aggregate par value of  $1.0 billion at a discount of  $130 million, which resulted in an acquisition cost of  $900 million, as part of the financing for The Carlyle Group’s  $6.3 billion purchase of Manor Care, Inc. These interest-only loans mature in January 2013 and bear interest on their par values at a floating rate of one-month London Interbank Offered Rate (“LIBOR”) plus 4.0%. These loans are mandatorily pre-payable in January 2012 unless the borrower satisfies certain performance conditions. At closing, the loans were secured by an indirect pledge of equity ownership in 339 HCR ManorCare facilities located in 30 states and were subordinate to other debt of approximately  $3.6 billion. At December 31, 2009, the carrying value of these loans was  $934 million.

On August 3, 2009, the Company purchased a  $720 million participation in the first mortgage debt of HCR ManorCare at a discount of  $130 million, which resulted in an acquisition cost of  $590 million. The  $720 million participation bears interest at LIBOR plus 1.25% and represents 45% of the  $1.6 billion most senior tranche of HCR ManorCare’s mortgage debt incurred as part of the above mentioned financing for The Carlyle Group’s acquisition of Manor Care, Inc. in December 2007. The mortgage debt matures in January 2013 if the borrower meets certain performance conditions and exercises a one-year extension option, and was secured by a first lien on 331 facilities located in 30 states at closing. At December 31, 2009, the carrying value of the participation in this loan was  $604 million.

Investments in and Advances to Unconsolidated Joint Ventures	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Investments in and Advances to Unconsolidated Joint Ventures

(8)           Investments in and Advances to Unconsolidated Joint Ventures

The Company owns interests in the following entities which are accounted for under the equity method at December 31, 2009 (dollars in thousands):

Entity(1)	Properties	Investment(2)	Ownership%
HCP Ventures II	25 senior housing facilities	$138,878	35
HCP Ventures III, LLC	13 MOBs	10,823	30
HCP Ventures IV, LLC	54 MOBs and 4 hospitals	40,037	20
HCP Life Science(3)	4 life science facilities	64,076	50-63
Horizon Bay Hyde Park, LLC	1 senior housing development	7,927	75
Suburban Properties, LLC	1 MOB	3,429	67
Advances to unconsolidated joint ventures, net		2,808
		$267,978
Edgewood Assisted Living Center, LLC(4)(5)	1 senior housing facility	$(322)	45
Seminole Shores Living Center, LLC(4)(5)	1 senior housing facility	(802)	50
		$266,854

(1)

These joint ventures are not considered VIEs and are not consolidated since the Company does not control the entities through voting rights or other means. See Note 2 regarding the Company’s policy on consolidation.

(2)	Represents the carrying value of the Company’s investment in the unconsolidated joint venture. See Note 2 regarding the Company’s policy for accounting for joint venture interests.
(3)

Includes three unconsolidated joint ventures between the Company and an institutional capital partner for which the Company is the managing member. HCP Life Science includes the following partnerships: (i) Torrey Pines Science Center, LP (50%); (ii) Britannia Biotech Gateway, LP (55%); and (iii) LASDK, LP (63%). The unconsolidated joint ventures were acquired as part of the Company’s purchase of SEUSA on August 1, 2007.

(4)

As of December 31, 2009, the Company has guaranteed in the aggregate  $4 million of a total of  $8 million of mortgage debt for these joint ventures. No amounts have been recorded related to these guarantees at December 31, 2009.

(5)	Negative investment amounts are included in accounts payable and accrued liabilities.

Summarized combined financial information for the Company’s unconsolidated joint ventures follows (in thousands):

	December 31,
	2009	2008
Real estate, net	$1,655,754	$1,703,308
Other assets, net	189,841	184,297
Total assets	$1,845,595	$1,887,605

Mortgage debt	$1,159,589	$1,172,702
Accounts payable	38,255	39,883
Other partners’ capital	462,243	488,860
HCP’s capital(1)	185,508	186,160
Total liabilities and partners’ capital	$1,845,595	$1,887,605

	Year Ended December 31,
	2009	2008	2007(2)
Total revenues	$184,102	$182,543	$154,748
Net income (loss)	(341)	(1,720)	8,532
HCP’s equity income	3,511	3,326	5,645
Fees earned by HCP	5,312	5,923	13,581
Distributions received, net	14,142	15,145	483,557

(1)	Aggregate basis difference of the Company’s investments in these joint ventures of $79 million, as of December 31, 2009, is primarily attributable to real estate and related intangible assets.
(2)

Includes the results of operations from HCP Ventures II, whose combined entities were wholly-owned consolidated subsidiaries of the Company prior to January 5, 2007. Includes the results of operations from HCP Ventures IV, LLC, whose subsidiaries were wholly-owned consolidated subsidiaries of the Company prior to April 30, 2007.

Intangibles	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Intangibles

(9)           Intangibles

At December 31, 2009 and 2008, intangible lease assets, comprised of lease-up intangibles, above market tenant lease intangibles, below market ground lease intangibles and intangible assets related to non-compete agreements, were  $592.1 million and  $679.4 million, respectively. At December 31, 2009 and 2008, the accumulated amortization of intangible assets was  $202.4 million and  $173.9 million, respectively. The remaining weighted average amortization period of intangible assets was 9 and 10 years at December 31, 2009 and 2008, respectively.

At December 31, 2009 and 2008, below market lease intangibles and above market ground lease intangibles were  $284.2 million and  $293.4 million, respectively. At December 31, 2009 and 2008, the accumulated amortization of intangible liabilities was  $83.9 million and  $60.8 million, respectively. The remaining weighted-average amortization period of unfavorable market lease intangibles is approximately 9 years at December 31, 2009 and 2008.

For the years ended December 31, 2009, 2008 and 2007, rental income includes additional revenues of  $16.4 million,  $9.0 million and  $6.2 million, respectively, from the amortization of net below market lease intangibles. For the years ended December 31, 2009, 2008 and 2007, operating expense includes additional expense of  $0.4 million,  $0.4 million and  $0.3 million, respectively, from the amortization of net above market ground lease intangibles. For the years ended December 31, 2009, 2008 and 2007, depreciation and amortization expense includes additional expense of  $63.3 million,  $74.0 million and  $57.7 million, respectively, from the amortization of lease-up and non-compete agreement intangibles.

On October 5, 2006, the Company acquired CRP in a merger. Through the purchase method of accounting, the Company allocated  $35 million of above- market lease intangibles related to 15 senior housing facilities that were operated by Sunrise Senior Living, Inc. and its subsidiaries (“Sunrise”). In June 2009, in a subsequent review of the related calculations of the relative fair value of these lease intangibles, the Company noted valuation errors, which resulted in an aggregate overstatement of the above-market lease intangible assets and an aggregate understatement of building and improvements of  $28 million. In the periods from October 5, 2006 through March 31, 2009, these errors resulted in an understatement of rental and related revenues and depreciation expense of approximately  $6 million and  $2 million, respectively. The Company recorded the related corrections in June 2009, and determined that such misstatements to the Company’s results of operations or financial position during the periods from October 5, 2006 through June 30, 2009 were immaterial.

Estimated aggregate amortization of intangible assets and liabilities for each of the five succeeding fiscal years and thereafter follows (in thousands):

	Intangible Assets	Intangible Liabilities	Net Intangible Amortization
2010	$63,444	$27,322	$36,122
2011	46,459	23,392	23,067
2012	41,922	22,544	19,378
2013	39,762	22,025	17,737
2014	35,457	20,036	15,421
Thereafter	162,654	84,941	77,713
	$389,698	$200,260	$189,438

Other Assets	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Other Assets

(10)         Other Assets

The Company’s other assets consisted of the following (in thousands):

	December 31,
	2009	2008
Marketable debt securities	$172,799	$228,660
Marketable equity securities	3,521	3,845
Straight-line rent assets, net	158,674	112,038
Deferred debt issuance costs, net	18,607	23,512
Goodwill	50,346	51,746
Other	100,767	81,320
Total other assets	$504,714	$501,121

The cost or amortized cost, estimated fair value and gross unrealized gains and losses on marketable securities follows (in thousands):

			Gross Unrealized
	Cost(1)	Fair Value	Gains	Losses
December 31, 2009:
Debt securities	$160,830	$172,799	$11,969	$—
Equity securities	3,685	3,521	236	(400)
Total investments	$164,515	$176,320	$12,205	$(400)
December 31, 2008:
Debt securities	$295,138	$228,660	$—	$(66,478)
Equity securities	4,181	3,845	—	(336)
Total investments	$299,319	$232,505	$—	$(66,814)

(1)	Represents original cost basis reduced by other-than-temporary impairments and discount or premium accretion recorded through earnings, if any.

At December 31, 2009,  $141 million of the Company’s marketable debt securities accrue interest at 9.625% and mature in November 2016 and  $20 million accrue interest at 9.25% and mature in May 2017. The issuers of these notes may elect to pay interest in cash or by issuing additional notes for all or a portion of the interest payments. In November 2008, the issuer of the Company’s 9.625% debt securities elected to make its next interest payment by issuing additional notes, and in May 2009, the Company received  $14 million of additional debt securities in lieu of its cash interest payment. In May 2009, the issuer of the Company’s 9.625% debt securities elected to make its next interest payment in cash.

Marketable securities with unrealized losses at December 31, 2009 are not considered to be other-than-temporarily impaired as the Company has the intent and ability to hold these investments for a period of time sufficient to allow for an anticipated recovery in fair value.

During the year ended December 31, 2008, the Company purchased  $32 million of marketable debt securities for  $30 million that accrue interest at 9.625% and mature on November 15, 2016. During the year ended December 31, 2009 and 2008, the Company sold marketable debt securities for  $157 million and  $11 million, which resulted in gains of approximately  $9.3 million and  $0.7 million, respectively. During the year ended December 31, 2008, the Company also recognized losses related to other-than-temporary decline in the value of marketable equity securities of  $8 million. Gains, losses and other-than-temporary impairment losses related to available-for-sale marketable securities are included in other income, net.

Debt	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Debt

(11)         Debt

Bank Line of Credit and Bridge and Term Loans

The Company’s revolving line of credit facility with a syndicate of banks provides for an aggregate borrowing capacity of  $1.5 billion and matures on August 1, 2011. This revolving line of credit facility accrues interest at a rate per annum equal to LIBOR plus a margin ranging from 0.325% to 1.00%, depending upon the Company’s debt ratings. The Company pays a facility fee on the entire revolving commitment ranging from 0.10% to 0.25%, depending upon its debt ratings. Based on the Company’s debt ratings at December 31, 2009, the margin on the revolving line of credit facility was 0.55% and the facility fee was 0.15%. At December 31, 2009, the Company had no outstanding amounts drawn under this revolving line of credit facility. At December 31, 2009, a  $103 million letter of credit was issued against its revolving line of credit facility as a result of the Ventas litigation judgment. For further information regarding the Ventas litigation judgment see Note 12.

At December 31, 2009, the outstanding balance of the Company’s term loan was  $200 million with a maturity date of August 1, 2011. The term loan accrues interest at a rate per annum equal to LIBOR plus a margin ranging from 1.825% to 2.375%, depending upon the Company’s debt ratings (weighted-average effective interest rate of 2.70% at December 31, 2009). Commencing on October 25, 2010, the margin on this loan will increase by an additional 0.25% through its maturity. Based on the Company’s debt ratings at December 31, 2009, the margin on the term loan was 2.00%.

The Company’s revolving line of credit facility and term loan contain certain financial restrictions and other customary requirements, including cross-default provisions to other indebtedness. Among other things, these covenants, using terms defined in the agreement (i) limit the ratio of Consolidated Total Indebtedness to Consolidated Total Asset Value to 60%, (ii) limit the ratio of Unsecured Debt to Consolidated Unencumbered Asset Value to 65%, (iii) require a Fixed Charge Coverage ratio of 1.75 times, and (iv) require a formula-determined Minimum Consolidated Tangible Net Worth of  $4.9 billion at December 31, 2009. At December 31, 2009, the Company was in compliance with each of these restrictions and requirements of the revolving line of credit facility and term loan.

On May 8, 2009, the Company repaid the remaining  $320 million outstanding balance under its bridge loan credit facility, which accrued interest at a rate per annum equal to LIBOR plus a margin ranging from 0.425% to 1.25%, with proceeds received from the issuance of shares of its common stock.

Senior Unsecured Notes

At December 31, 2009, the Company had  $3.5 billion in aggregate principal amount of senior unsecured notes outstanding with interest rates ranging from 1.15% to 7.07%. The weighted-average effective interest rate on the senior unsecured notes at December 31, 2009 was 6.12%. Discounts and premiums are amortized to interest expense over the term of the related senior unsecured notes.

In September 2008, the Company repaid  $300 million of maturing senior unsecured notes which accrued interest based on three-month LIBOR index plus 0.45%. The senior unsecured notes were repaid with funds available under the Company’s revolving line of credit facility.

The following is a summary of senior unsecured notes outstanding at December 31, 2009 (dollars in thousands):

Maturity	Principal Amount	Weighted- Average Interest Rate
2010	$206,421	5.17%
2011	292,265	6.13
2012	250,000	6.67
2013	550,000	5.83
2014	87,000	4.87
2015	400,000	6.64
2016	400,000	6.43
2017	750,000	6.05
2018	600,000	6.85
	3,535,686
Net discounts	(14,361)
	$3,521,325

The senior unsecured notes contain certain covenants including limitations on debt, cross-acceleration provisions and other customary terms. As of December 31, 2009, the Company was in compliance with these covenants.

Mortgage and Other Secured Debt

At December 31, 2009, the Company had  $1.8 billion in mortgage debt secured by 165 healthcare facilities with a carrying value of  $2.3 billion. Interest rates on the mortgage debt range from 0.31% to 8.63% with a weighted- average effective interest rate of 5.08% at December 31, 2009.

In May 2008, the Company placed  $259 million of seven-year mortgage debt on 21 of its senior housing assets. The assets are cross-collateralized and the debt has a fixed interest rate of 5.83%. The Company received net proceeds aggregating  $254 million, which were used to repay outstanding indebtedness under the revolving line of credit facility and bridge loan.

In September 2008, the Company placed mortgage debt on its senior housing assets aggregating  $319 million, which was comprised of  $140 million of five-year mortgage financing on four assets and  $179 million of eight-year financing on 12 assets. The assets are cross-collateralized and the debt has a weighted-average fixed interest rate of 6.39%. The Company received net proceeds aggregating  $312 million, which were used to repay its outstanding indebtedness under the revolving line of credit facility.

On December 19, 2008, the Company recognized a gain of  $2.4 million related to a negotiated early repayment of  $120 million of mortgage debt, at a discount, with an original maturity date of January 27, 2009. The mortgage debt was repaid with funds available under the revolving line of credit facility.

On August 3, 2009, the Company obtained  $425 million in secured debt financing in connection with the Company’s purchase of a  $720 million (par value) participation in the first mortgage debt of HCR ManorCare. This debt matures in January 2013, subject to certain conditions, and is secured by the purchased first mortgage debt participation. See Note 7 for additional disclosures regarding this participating interest pledged as collateral for this debt.

On August 27, 2009, the Company repaid  $100 million of variable-rate mortgage debt. The mortgage debt had an original maturity date in January 2010 and was repaid with proceeds from the Company’s August 2009 public equity offering.

The following is a summary of mortgage debt outstanding by maturity date at December 31, 2009 (dollars in thousands):

Maturity	Amount	Weighted Average Interest Rate
2010	$79,690	7.53%
2011	125,569	4.89
2012	41,102	5.43
2013	666,538	2.97
2014	201,762	5.86
2015	380,100	5.94
2016	266,866	6.17
2019	4,489	5.20
Thereafter	65,824	5.72
	1,831,940
Net premiums	2,995
	$1,834,935

Mortgage debt generally requires monthly principal and interest payments, is collateralized by real estate assets and is generally non-recourse. Mortgage debt typically restricts transfer of the encumbered assets, prohibits additional liens, restricts prepayment, requires payment of real estate taxes, requires maintenance of the assets in good condition, requires maintenance of insurance on the assets and includes conditions to obtain lender consent to enter into and terminate material leases. Some of the mortgage debt is also cross- collateralized by multiple assets and may require tenants or operators to maintain compliance with the applicable leases or operating agreements of such real estate assets.

Other Debt

At December 31, 2009, the Company had  $99.9 million of non-interest bearing life care bonds at two of its CCRCs and non-interest bearing occupancy fee deposits at another of its senior housing facility, all of which were payable to certain residents of the facilities (collectively, “Life Care Bonds”). At December 31, 2009,  $43.3 million of the Life Care Bonds were refundable to the residents upon the resident moving out or to their estate upon death, and  $56.6 million of the Life Care Bonds were refundable after the unit is successfully remarketed to a new resident.

Debt Maturities

The following table summarizes our stated debt maturities and scheduled principal repayments, excluding debt premiums and discounts, at December 31, 2009 (in thousands):

Year	Term Loan	Senior Unsecured Notes	Mortgage and Other Secured Debt	Total(1)
2010	$—	$206,421	$102,958	$309,379
2011	200,000	292,265	146,987	639,252
2012	—	250,000	63,776	313,776
2013	—	550,000	675,104	1,225,104
2014	—	87,000	177,435	264,435
Thereafter	—	2,150,000	665,680	2,815,680
	$200,000	$3,535,686	$1,831,940	$5,567,626

(1)

Excludes  $99.9 million of other debt that represents non-interest bearing Life Care Bonds and occupancy fee deposits at three of the Company’s senior housing facilities, which have no scheduled maturities.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Commitments and Contingencies

(12)         Commitments and Contingencies

Legal Proceedings

From time to time, the Company is a party to legal proceedings, lawsuits and other claims that arise in the ordinary course of the Company’s business. Except as described in this Note 12, the Company is not aware of any other legal proceedings or claims that it believes may have, individually or taken together, a material adverse effect on the Company’s business, prospects, financial condition or results of operations. The Company’s policy is to accrue legal expenses as they are incurred.

On May 3, 2007, Ventas, Inc. (“Ventas”) filed a complaint against the Company in the United States District Court for the Western District of Kentucky asserting claims of tortious interference with contract and tortious interference with prospective business advantage. The complaint alleged, among other things, that the Company interfered with Ventas’ purchase agreement with Sunrise Senior Living Real Estate Investment Trust (“Sunrise REIT”); that the Company interfered with Ventas’ prospective business advantage in connection with the Sunrise REIT transaction; and that the Company’s actions caused Ventas to suffer damages. As part of the same litigation, the Company filed counterclaims against Ventas as successor to Sunrise REIT. On March 25, 2009, the District Court issued an order dismissing the Company’s counterclaims. On April 8, 2009, the Company filed a motion for leave to file amended counterclaims. On May 26, 2009, the District Court denied the Company’s motion.

Ventas sought approximately  $300 million in compensatory damages plus punitive damages. On July 16, 2009, the District Court dismissed Ventas’s claim that HCP interfered with Ventas’s purchase agreement with Sunrise REIT, dismissed claims for compensatory damages based on alleged financing and other costs, and allowed Ventas’s claim of interference with prospective advantage to proceed to trial. Ventas’s claim was tried before a jury between August 18, 2009 and September 4, 2009. During the trial, the District Court dismissed Ventas’s claim for punitive damages. On September 4, 2009, the jury returned a verdict in favor of Ventas in the amount of approximately  $102 million in compensatory damages. The District Court entered a judgment against the Company in that amount on September 8, 2009, which the Company recorded as a litigation provision expense during the three months ended September 30, 2009.

On September 22, 2009, the Company filed a motion for judgment as a matter of law or for a new trial. Also on September 22, 2009, Ventas filed a motion seeking approximately  $20 million in prejudgment interest and approximately  $4 million in additional damages to account for changes in currency exchange rates. The District Court denied both parties’ post-trial motions on November 17, 2009. The Company filed a notice of appeal in the United States Court of Appeals for the Sixth Circuit on November 17, 2009; Ventas filed a notice of appeal on November 25, 2009. The court of appeals has set a briefing schedule for the appeal; the court of appeals has not yet set a date for oral argument.

On June 29, 2009, several of the Company’s subsidiaries, together with three of its tenants, filed complaints in the Delaware Court of Chancery against Sunrise Senior Living, Inc. and three of its subsidiaries. A complaint was also filed on behalf of several other of the Company’s subsidiaries and one tenant on July 24, 2009 in the United States District Court for the Eastern District of Virginia. The complaints are based on Sunrise’s defaults under management and related agreements governing Sunrise’s operation of 64 Company subsidiary-owned facilities, 62 of which are leased to the tenants and two of which are leased directly to Sunrise. The complaints generally allege that Sunrise systematically breached various contractual and fiduciary duties by, among other things, (i) failing to maintain licenses necessary to the facilities’ operation; (ii) demonstrating a conscious disregard for the facilities’ budgets and other controls over expenditures related to the facilities; (iii) failing to provide various marketing and financial reports necessary for the Company’s subsidiaries’ and the tenants’ monitoring of Sunrise’s performance; (iv) retaining funds for Sunrise’s own benefit, and/or the benefit of its affiliates, that were properly due to the tenants; (v) charging the facilities for inappropriate overhead and similar corporate- level pass-through expenses that should have been borne by Sunrise and/or its affiliates; and (vi) obstructing the Company’s subsidiaries’ and the tenants’ contractually-prescribed audits of Sunrise’s operation of the facilities. The Company’s subsidiaries also allege that Sunrise’s policies constitute a breach of fiduciary duties to the Company’s subsidiaries and the tenants. The Company’s subsidiaries and tenants are generally seeking judicial confirmation of Sunrise’s material defaults of the management agreements and the Company’s subsidiaries’ and tenants’ rights to terminate the agreements for the 64 communities, and associated injunctive relief requiring Sunrise to vacate the facilities after cooperating in the transition of the facilities to another operator. In addition, the Company subsidiaries and tenants are seeking monetary damages related to the defaults. With regard to two of the Company’s subsidiary- owned facilities in the State of New York, the relevant Company’s subsidiary and tenant also seek judicial confirmation of the impossibility of the parties’ performance under the applicable management agreements due to the passage and implementation of new state legislation and related regulations.

In response to each of the complaints, Sunrise has asserted counterclaims against the Company, and certain of its subsidiaries and tenants alleging that (i) such subsidiaries and tenants have breached contractual duties and the implied covenant of good faith and fair dealing under the management and related agreements; (ii) the Company and its relevant subsidiaries have intentionally interfered with tenants’ performance of the management agreements; and (iii) the Company, its relevant subsidiaries and tenants have conspired to harm Sunrise’s business and reputation.

A trial date has not been set by either court. The Company expects that enforcing its and the Companies’ subsidiaries’ rights, and potentially defending against Sunrise’s counterclaims, will require it to expend significant funds. There can be no assurance that the Company’s subsidiaries or its tenants will prevail in their claims against Sunrise or in defending against Sunrise’s counterclaims.

On June 30, 2008, the Company, Health Care Property Partners (“HCPP”), a joint venture between the Company and an affiliate of Tenet Healthcare Corporation (“Tenet”), and Tenet executed a definitive settlement agreement relating to complaints filed by certain Tenet subsidiaries against the Company. On September 19, 2008, the parties closed the transactions contemplated by the settlement agreement, effecting, among other things: (i) the sale of a hospital in Tarzana, California, by the Company to a Tenet affiliate, (ii) the extension of the terms of three other hospitals leased by the Company to affiliates of Tenet, and (iii) the acquisition by the Company of Tenet’s 23% interest in HCPP. During the three months ended September 30, 2008, the Company recognized  $28.6 million of income from this settlement of the above disputes, which was included in other income, net and a gain on sale of real estate for a hospital sold in Tarzana, California, of  $18 million.

Concentration of Credit Risk

Concentrations of credit risks arise when a number of operators, tenants or obligors related to the Company’s investments are engaged in similar business activities, or activities in the same geographic region, or have similar economic features that would cause their ability to meet contractual obligations, including those to the Company, to be similarly affected by changes in economic conditions. The Company regularly monitors various segments of its portfolio to assess potential concentrations of risks. Management believes the current portfolio is reasonably diversified across healthcare related real estate and does not contain any other significant concentration of credit risks, except as disclosed herein. The Company does not have significant foreign operations.

At December 31, 2009, the Company had investments in mezzanine and secured loans to HCR ManorCare with an aggregate par value of  $1.72 billion and a carrying value of  $1.54 billion. At December 31, 2008, the Company had investments in mezzanine loans to HCR ManorCare with an aggregate par value of  $1.0 billion and a carrying value of  $918 million. At December 31, 2009 and 2008, the carrying value of these investments represented approximately 85% and 77%, respectively, of the Company’s skilled nursing segment assets and 13% and 8%, respectively, of total assets. For the years ended December 31, 2009, 2008 and 2007, the Company recognized  $81 million,  $84 million and  $3 million, respectively, in interest income from these investments, which represents approximately 67%, 69% and 7%, respectively, of the Company’s skilled nursing segment revenues and 7%, 7% and less than 1%, respectively, of total revenues.

At December 31, 2009, the Company had 75 of its senior housing facilities, excluding the 15 communities transitioned on October 1, 2009 discussed below, operated by Sunrise. Sunrise is a publicly traded company and is subject to the informational filing requirements of the Securities and Exchange Act of 1934, as amended, and is required to file periodic reports on Form 10-K and Form 10-Q with the SEC. Among other things, Sunrise has disclosed that as of September 30, 2009, it has no borrowing availability under its bank credit facility, has significant scheduled debt maturities in 2009 and 2010 and significant long-term debt that is in default. At December 31, 2009 and 2008, the aggregate carrying value of the Company’s gross assets leased to Sunrise represented approximately 40% and 43%, respectively, of the Company’s senior housing segment assets and 14% and 16%, respectively, of total assets. For the years ended December 31, 2009, 2008 and 2007, the Company recognized  $130 million,  $155 million and  $159 million, respectively in revenues from these facilities, which represents approximately 37%, 44% and 43%, respectively of the Company’s senior housing segment revenues and 11%, 13% and 17%, respectively, of total revenues.

On October 1, 2009, the Company completed the transition of management agreements on 15 communities operated by Sunrise that were previously terminated for Sunrise’s failure to achieve certain performance thresholds. The transition of these facilities to new operators reduced the Company’s Sunrise-managed facilities in its portfolio to 75 communities from the original 101 communities HCP acquired in the 2006 CRP transaction. The termination of the management agreements did not require the payment of a termination fee to Sunrise by its tenants or the Company. On June 30, 2009, the Company recognized impairments of  $6 million related to intangible assets associated with 12 of the 15 communities.

At December 31, 2009 and 2008, the Company’s gross real estate assets in the state of California, excluding assets held for sale, represented approximately 33% and 34% of the Company’s total assets, respectively.

DownREIT LLCs

In connection with the formation of certain DownREIT LLCs, many members contributed appreciated real estate assets to the DownREIT LLCs in exchange for DownREIT units. These contributions are generally tax-deferred, so that the pre-contribution gain related to the property is not taxed to the member. However, if the contributed property is later sold by the DownREIT LLC, the unamortized pre-contribution gain that exists at the date of sale is specially allocated and taxed to the contributing members. In many of the DownREITs, the Company has entered into indemnification agreements with those members who contributed appreciated property into the DownREIT LLCs. Under these indemnification agreements, if any of the appreciated real estate assets contributed by the members is sold by the DownREIT LLC in a taxable transaction within a specified number of years, the Company will reimburse the affected members for the federal and state income taxes associated with the pre-contribution gain that is specially allocated to the affected member under the Code (“make-whole payments”). These make-whole payments include a tax gross-up provision.

Credit Enhancement Guarantee

Certain of the Company’s senior housing facilities are collateral for  $132 million of debt (maturing May 1, 2025) that is owed by a previous owner of the facilities. The Company’s obligation under such indebtedness is guaranteed by the debtor who has an investment grade credit rating. These senior housing facilities, which are classified as DFLs, were acquired in the Company’s merger with CRP. As of December 31, 2009, the facilities have a carrying value of  $357 million.

Environmental Costs

The Company monitors its properties for the presence of hazardous or toxic substances. The Company is not aware of any environmental liability with respect to the properties that would have a material adverse effect on the Company’s business, financial condition or results of operations. The Company carries environmental insurance and believes that the policy terms, conditions, limitations and deductibles are adequate and appropriate under the circumstances, given the relative risk of loss, the cost of such coverage and current industry practice.

General Uninsured Losses

The Company obtains various types of insurance to mitigate the impact of property, business interruption, liability, flood, windstorm, earthquake, environmental and terrorism related losses. The Company attempts to obtain appropriate policy terms, conditions, limits and deductibles considering the relative risk of loss, the cost of such coverage and current industry practice. There are, however, certain types of extraordinary losses, such as those due to acts of war or other events that may be either uninsurable or not economically insurable. In addition, the Company has a large number of properties that are exposed to earthquake, flood and windstorm occurrences for which the related insurances carry high deductibles. Should a significant uninsured loss occur at a property, the Company’s assets may become impaired.

Tenant Purchase Options

Certain leases contain purchase options whereby the tenant may elect to acquire the underlying real estate. Annualized lease payments (base rent only) to be received from these leases, including DFLs, subject to purchase options, in the year that the purchase options are exercisable, are summarized as follows (dollars in thousands):

Year	Annualized Base Rent	Number of Properties
2010	$15,065	15
2011	1,227	2
2012	600	1
2013	30,513	22
2014	33,785	15
Thereafter	97,864	53
	$179,054	108

Rental Expense

The Company’s rental expense attributable to continuing operations for the years ended December 31, 2009, 2008 and 2007 was approximately  $6.0 million,  $6.0 million and  $8.2 million, respectively. These rental expense amounts include ground rent and other leases. Ground leases generally require fixed annual rent payments and may also include escalation clauses and renewal options. These leases have terms that expire during the next 94 years, excluding extension options. Future minimum lease obligations under non-cancelable ground leases as of December 31, 2009 were as follows (in thousands):

Year	Amount
2010	$4,857
2011	5,076
2012	5,185
2013	5,269
2014	4,642
Thereafter	175,368
$200,397

Stockholders' Equity	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Stockholders' Equity

(13)         Stockholders’ Equity

Preferred Stock

The following summarizes cumulative redeemable preferred stock outstanding at December 31, 2009:

Series	Shares Outstanding	Issue Price	Dividend Rate	Callable at Par on or After
Series E	4,000,000	$25/share	7.25%	September 15, 2008
Series F	7,820,000	$25/share	7.10%	December 3, 2008

The Series E and Series F preferred stock have no stated maturity, are not subject to any sinking fund or mandatory redemption and are not convertible into any other securities of the Company. Holders of each series of preferred stock generally have no voting rights, except under limited conditions, and all holders are entitled to receive cumulative preferential dividends based upon each series’ respective liquidation preference. To preserve the Company’s status as a REIT, each series of preferred stock is subject to certain restrictions on ownership and transfer. Dividends are payable quarterly in arrears on the last day of March, June, September and December. The Series E and Series F preferred stock are currently redeemable at the Company’s option.

Distributions with respect to the Company’s preferred stock can be characterized for federal income tax purposes as taxable ordinary dividends, capital gain dividends, nontaxable distributions or a combination thereof. Following is the characterization of the Company’s annual preferred stock dividends per share:

	Series E			Series F
	December 31,			December 31,
	2009	2008	2007	2009	2008	2007
	(unaudited)
Ordinary dividends	$1.2572	$0.8144	$0.6681	$1.2312	$0.7975	$0.6542
Capital gain dividends	0.5553	0.9981	1.1444	0.5438	0.9775	1.1208
	$1.8125	$1.8125	$1.8125	$1.7750	$1.7750	$1.7750

On February 1, 2010, the Company announced that its Board of Directors declared a quarterly cash dividend of  $0.45313 per share on its Series E cumulative redeemable preferred stock and  $0.44375 per share on its Series F cumulative redeemable preferred stock. These dividends will be paid on March 31, 2010 to stockholders of record as of the close of business on March 15, 2010.

Common Stock

Distributions with respect to the Company’s common stock can be characterized for federal income tax purposes as taxable ordinary dividends, capital gain dividends, nontaxable distributions or a combination thereof. Following is the characterization of the Company’s annual common stock dividends per share:

	Year Ended December 31,
	2009	2008	2007
	(unaudited)
Ordinary dividends	$1.2763	$0.8178	$0.6561
Capital gain dividends	0.5637	1.0022	1.1239
	$1.8400	$1.8200	$1.7800

On February 1, 2010, the Company announced that its Board declared a quarterly cash dividend of  $0.465 per share. The common stock cash dividend will be paid on February 23, 2010 to stockholders of record as of the close of business on February 11, 2010.

During 2009 and 2008, the Company issued 133,000 and 438,000 shares of common stock, respectively, under its Dividend Reinvestment and Stock Purchase Plan (“DRIP”). The Company issued 393,000 and 648,000 shares upon exercise of stock options during December 31, 2009 and 2008, respectively.

During 2009 and 2008, the Company issued 305,000 and 157,000 shares of restricted stock, respectively, under the Company’s 2000 Stock Incentive Plan, as amended, and the Company’s 2006 Performance Incentive Plan. The Company also issued 194,000 and 142,000 shares upon the vesting of performance restricted stock units during December 31, 2009 and 2008, respectively.

During 2009 and 2008, the Company issued 556,000 and 3.7 million shares of our common stock upon the conversion of 545,000 and 2.8 million DownREIT units, respectively.

In connection with HCP’s addition to the S&P 500 Index on March 28, 2008, the Company issued 12.5 million shares of common stock at a price per share of  $32.78 on April 2, 2008. In a separate transaction, the Company issued 4.5 million shares at a price per share of  $33.32 to a REIT-dedicated institutional investor on April 2, 2008. The aggregate net proceeds received from these offerings were approximately  $558 million, which were used to repay a portion of the Company’s outstanding indebtedness under its revolving line of credit facility.

On August 11, 2008, the Company issued 14.95 million shares of common stock at a price per share of  $33.50 and received net proceeds of approximately  $481 million, which were used to repay a portion of its outstanding indebtedness under the Company’s bridge loan credit facility.

On May 8, 2009, the Company completed a  $440 million public offering of 20.7 million shares of common stock at a price per share of  $21.25. The Company received net proceeds of  $422 million, which were used to repay all amounts of indebtedness outstanding under the bridge loan credit facility with the remainder used for general corporate purposes.

On August 10, 2009, the Company completed a  $441 million public offering of 17.8 million shares of its common stock at a price of  $24.75 per share. The Company received net proceeds of  $423 million, which were used to repay the total outstanding indebtedness under the Company’s revolving line of credit facility, including borrowings for the acquired participation in the first mortgage debt of HCR ManorCare, with the remainder used for general corporate purposes.

Accumulated Other Comprehensive Loss (“AOCI”)

	December 31,
	2009	2008
	(in thousands)
AOCI—unrealized gains (losses) on available-for-sale securities, net	$11,805	$(66,814)
AOCI—unrealized losses on cash flow hedges, net	(10,769)	(11,729)
Supplemental Executive Retirement Plan minimum liability	(2,342)	(1,821)
Cumulative foreign currency translation adjustment	(828)	(798)
Total accumulated other comprehensive loss	$(2,134)	$(81,162)

Noncontrolling Interests

On March 30, 2009, the Company purchased for  $9 million the noncontrolling interests in three senior housing joint ventures for  $9 million. The three senior housing joint venture interests had a carrying value of  $4 million upon acquisition. The  $5 million excess of the payment above the carrying value of the noncontrolling interests was charged to additional paid-in capital.

Segment Disclosures	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Segment Disclosures

(14)         Segment Disclosures

The Company evaluates its business and makes resource allocations based on its five business segments: (i) senior housing, (ii) life science, (iii) medical office, (iv) hospital, and (v) skilled nursing. Under the senior housing, life science, hospital and skilled nursing segments, the Company invests primarily in single operator or tenant properties, through the acquisition and development of real estate or through investment in debt issued by operators in these sectors. Under the medical office segment, the Company invests through the acquisition of MOBs that are primarily leased under gross or modified gross leases, which are generally to multiple tenants and require a greater level of property management. The acquisition of SEUSA on August 1, 2007 resulted in a change to the Company’s reportable segments. Prior to the SEUSA acquisition, the Company operated through two reportable segments—triple-net leased properties and medical office buildings. The senior housing, life science, hospital and skilled nursing segments were previously aggregated under the Company’s triple-net leased segment. SEUSA’s results are included in the Company’s consolidated financial statements from the acquisition date of August 1, 2007. The accounting policies of the segments are the same as those described under Summary of Significant Accounting Policies (see Note 2). There were no intersegment sales or transfers during the years ended December 31, 2009 and 2008. The Company evaluates performance based upon property net operating income from continuing operations (“NOI”), and interest income of the combined investments in each segment.

Non-segment assets consist primarily of real estate held for sale and corporate assets including cash, restricted cash, accounts receivable, net and deferred financing costs. Interest expense, depreciation and amortization and non-property specific revenues and expenses are not allocated to individual segments in determining the Company’s performance measure. See Note 12 for other information regarding concentrations of credit risk.

Summary information for the reportable segments follows (in thousands):

For the year ended December 31, 2009:

Segments	Rental and Related Revenues	Tenant Recoveries	Income From DFLs	Interest Income	Investment Management Fees	Total Revenues	NOI(1)
Senior housing	$288,163	$—	$51,495	$1,147	$2,789	$343,594	$335,723
Life science	214,134	40,845	—	—	4	254,983	207,694
Medical office	260,516	46,748	—	—	2,519	309,783	176,663
Hospital	79,372	1,989	—	40,295	—	121,656	77,488
Skilled nursing	36,585	—	—	82,704	—	119,289	36,450
Total	$878,770	$89,582	$51,495	$124,146	$5,312	$1,149,305	$834,018

For the year ended December 31, 2008:

Segments	Rental and Related Revenues	Tenant Recoveries	Income From DFLs	Interest Income	Investment Management Fees	Total Revenues	NOI(1)
Senior housing	$285,988	$—	$58,149	$1,183	$3,273	$348,593	$332,821
Life science	208,415	33,932	—	—	5	242,352	198,782
Medical office	259,442	46,960	—	—	2,645	309,047	171,483
Hospital	79,233	1,919	—	43,828	—	124,980	77,888
Skilled nursing	34,567	—	—	85,858	—	120,425	34,567
Total	$867,645	$82,811	$58,149	$130,869	$5,923	$1,145,397	$815,541

For the year ended December 31, 2007:

Segments	Rental and Related Revenues	Tenant Recoveries	Income From DFLs	Interest Income	Investment Management Fees	Total Revenues	NOI(1)
Senior housing	$288,971	$—	$63,852	$1,504	$8,579	$362,906	$339,133
Life science	79,660	19,311	—	—	—	98,971	72,751
Medical office	273,792	44,529	—	—	5,002	323,323	184,534
Hospital	75,623	1,092	—	42,089	—	118,804	74,708
Skilled nursing	33,830	—	—	7,972	—	41,802	33,830
Total	$751,876	$64,932	$63,852	$51,565	$13,581	$945,806	$704,956

(1)                                  NOI is a non-GAAP supplemental financial measure used to evaluate the operating performance of real estate. The Company defines NOI as rental revenues, including tenant recoveries and income from direct financing leases, less property-level operating expenses. NOI excludes interest income, investment management fee income, depreciation and amortization, general and administrative expenses, litigation provision, impairments, other income, net, interest expense, income taxes, equity income from unconsolidated joint ventures and discontinued operations. The Company believes NOI provides investors relevant and useful information because it measures the operating performance of the Company’s real estate at the property level on an unleveraged basis. The Company uses NOI to make decisions about resource allocations and assess property-level performance. The Company believes that net income is the most directly comparable GAAP measure to NOI. NOI should not be viewed as an alternative measure of operating performance to net income as defined by GAAP since it does not reflect the aforementioned excluded items. Further, the Company’s definition of NOI may not be comparable to the definition used by other REITs, as those companies may use different methodologies for calculating NOI.

The following is a reconciliation from NOI to reported net income, the most direct comparable financial measure calculated and presented in accordance with GAAP (in thousands):

	Years ended December 31,
	2009	2008	2007
Net operating income from continuing operations	$834,018	$815,541	$704,956
Interest income	124,146	130,869	51,565
Investment management fee income	5,312	5,923	13,581
Depreciation and amortization	(316,803)	(312,089)	(257,008)
Interest expense	(298,897)	(348,390)	(355,197)
General and administrative	(78,471)	(73,691)	(67,500)
Litigation provision	(101,973)	—	—
Impairments	(75,389)	(18,276)	—
Gain on sale of real estate interest	—	—	10,141
Other income, net	7,768	25,672	24,389
Income tax expense	(1,910)	(4,224)	(1,444)
Equity income from unconsolidated joint ventures	3,511	3,326	5,645
Total discontinued operations	44,839	246,322	484,987
Net income	$146,151	$470,983	$614,115

The Company’s total assets by segment were:

	December 31,
Segments	2009	2008
Senior housing	$4,322,298	$4,406,979
Life science	3,593,550	3,545,913
Medical office	2,249,721	2,272,151
Hospital	947,119	1,006,283
Skilled nursing	1,791,294	1,180,705
Gross segment assets	12,903,982	12,412,031
Accumulated depreciation and amortization	(1,209,253)	(909,752)
Net segment assets	11,694,729	11,502,279
Real estate held for sale, net	32,653	71,170
Non-segment assets	482,353	276,377
Total assets	$12,209,735	$11,849,826

Segment assets include an allocation of the carrying value of goodwill. At December 31, 2009, goodwill is allocated as follows: (i) senior housing— $30.5 million, (ii) medical office— $11.4 million, (iii) hospital— $5.1 million and (iv) skilled nursing— $3.3 million. Due to a significant decrease in our market capitalization during the first quarter of 2009, we performed an interim assessment of the Company’s allocated goodwill balances. In connection with this review, the Company recognized an impairment charge of  $1.4 million, included in other income, net, for the goodwill allocated to the life science segment. The Company completed the required annual impairment test during the three months ended December 31, 2009. No impairment was recognized based on the results of the annual goodwill impairment test.

Future Minimum Rents	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Future Minimum Rents

(15)                          Future Minimum Rents

Future minimum lease payments to be received, excluding operating expense reimbursements, from tenants under non-cancelable operating leases as of December 31, 2009, are as follows (in thousands):

Year	Amount
2010	$923,706
2011	891,885
2012	849,717
2013	804,579
2014	727,663
Thereafter	4,189,021
$8,386,571

Compensation Plans	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Compensation Plans

(16)                          Compensation Plans

Stock Based Compensation

On May 11, 2006, the Company’s stockholders approved the 2006 Performance Incentive Plan (the “2006 Incentive Plan”). The 2006 Incentive Plan replaced the Company’s 2000 Stock Incentive Plan provides for the granting of stock-based compensation, including stock options, restricted stock and performance restricted stock units to officers, employees and directors in connection with their employment with or services provided to the Company. On April 23, 2009, the Company’s stockholders amended the 2006 Incentive Plan. As a result of the amendment, the maximum number of shares reserved for awards under the 2006 Incentive Plan, as amended, is 23.2 million shares. The maximum number of shares available for future awards under the 2006 Incentive Plan is 10.9 million shares at December 31, 2009, of which approximately 7.2 million shares may be issued as restricted stock and performance restricted stock units.

Stock Options

Stock options are generally granted with an exercise price equal to the fair market value of the underlying stock on the grant date. Stock options generally vest ratably over a five-year period and have a 10-year contractual term. Vesting of certain options may accelerate, as defined in the grant, upon retirement, a change in control, or other specified events.

A summary of the option activity is presented in the following table (in thousands, except per share amounts):

	Shares Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2008	5,137	$29.08	7.2	$6,838
Granted	2,310
Exercised	(393)
Forfeited	(368)
Outstanding as of December 31, 2009	6,686	$27.49	7.2	$26,611
Exercisable as of December 31, 2009	2,547	$28.03	5.5	$8,640

The following table summarizes additional information concerning outstanding and exercisable stock options at December 31, 2009 (shares in thousands):

			Weighted Average	Currently Exercisable
Range of Exercise Price	Shares Under Options	Weighted Average Exercise Price	Remaining Contractual Term (Years)	Shares Under Options	Weighted Average Exercise Price
$16.03 - $23.34	2,308	$23.18	8.9	72	$18.12
23.50 - 27.52	2,428	26.58	5.1	1,953	26.58
31.95 - 39.72	1,950	33.73	7.8	522	34.85
	6,686	27.49	7.2	2,547	28.03

The following table summarizes additional information concerning unvested stock options at December 31, 2009 (shares in thousands):

	Shares Under Options	Weighted Average Grant Date Fair Value
Unvested at December 31, 2008	3,099	$2.95
Granted	2,310	2.23
Vested	(902)	2.64
Forfeited	(368)	2.88
Unvested at December 31, 2009	4,139	2.59

The weighted average fair value per share at the date of grant for options awarded during the years ended December 31, 2009, 2008 and 2007 was  $2.23,  $2.91 and  $5.20, respectively. The total vesting date intrinsic values of shares under options vested during the years ended December 31, 2009, 2008 and 2007 was  $1.8 million,  $3.5 million and  $1.3 million, respectively. The total intrinsic value of vested shares under options at December 31, 2009 was  $8.6 million.

Proceeds received from options exercised under the 2006 Incentive Plan for the years ended December 31, 2009, 2008 and 2007 were  $7.4 million,  $12.2 million and  $8.1 million, respectively. The total intrinsic value of options exercised during the years ended December 31, 2009, 2008 and 2007 was  $4.9 million,  $5.8 million and  $5.3 million, respectively.

The fair value of the stock options granted during the years ended December 31, 2009, 2008 and 2007 was estimated on the date of grant using a Black-Scholes option valuation model that uses the assumptions noted in the table below. The risk-free rate is based on the U.S. Treasury yield curve in effect at the grant date. The expected life (estimated period of time outstanding) of the stock options granted was estimated using the historical exercise behavior of employees and turnover rates. Expected volatility was based on historical volatility for a period equal to the stock option’s expected life, ending on the grant date, and calculated on a weekly basis.

	2009	2008	2007
Risk-free rate	2.27%	3.15%	4.87%
Expected life (in years)	6.5	7.0	6.5
Expected volatility	26.0%	20.0%	20.0%
Expected dividend yield	7.3%	6.0%	5.5%

Restricted Stock and Performance Restricted Stock Units

Under the 2006 Incentive Plan, restricted stock and performance restricted stock units generally have a contractual life or vest over a three- to five-year period. The vesting of certain restricted shares and units may accelerate, as defined in the grant, upon retirement, a change in control and other events. When vested, each performance restricted stock unit is convertible into one share of common stock. The restricted stock and performance restricted stock units are valued on the grant date based on the market price of the Company’s common share on that date. Generally, the Company recognizes the fair value of the awards over the applicable vesting period as compensation expense. Upon any exercise or payment of restricted shares or units, the participant is required to pay the related tax withholding obligation. The 2006 Incentive Plan enables the participant to elect to have the Company reduce the number of shares to be delivered to pay the related tax withholding obligation. The value of the shares withheld is dependent on the closing price of the Company’s common stock on the date the relevant transaction occurs. During 2009, 2008 and 2007, the Company withheld 110,000, 99,000 and 84,000 shares, respectively, to offset tax withholding obligations.

The following table summarizes additional information concerning restricted stock and restricted stock units at December 31, 2009 (units and shares in thousands):

Unvested Shares	Restricted Stock Units	Weighted Average Grant Date Fair Value	Restricted Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2008	864	$31.59	380	$32.38
Granted	342	23.72	305	22.95
Vested	(194)	29.31	(123)	23.63
Forfeited	(32)	32.96	(53)	28.57
Unvested at December 31, 2009	980	26.52	509	27.38

At December 31, 2009, the weighted average remaining vesting period of restricted stock units and restricted stock was three years. The total fair values of restricted stock and restricted stock units which vested for the years ended December 31, 2009, 2008 and 2007 were  $7.6 million,  $9.5 million and  $9.3 million, respectively.

On August 14, 2006, the Company granted 219,000 restricted stock units to the Company’s Chairman and Chief Executive Officer. The restricted stock units vest over a period of ten years beginning in 2012. Additionally, as the Company pays dividends on its outstanding common stock, the original award will be credited with additional restricted stock units as dividend equivalents (in lieu to receiving a cash payment). Generally, the dividend equivalent restricted stock units will be subject to the same vesting and other conditions as applied to the grant. At December 31, 2009, the total number of restricted stock units under this arrangement was 271,000.

Total share-based compensation expense recognized during the years ended December 31, 2009, 2008 and 2007 was  $14.6 million,  $13.8 million and  $11.4 million, respectively. As of December 31, 2009, there was  $33.2 million of total unrecognized compensation cost, related to unvested share-based compensation arrangements granted under the Company’s incentive plans, which is expected to be recognized over a weighted average period of 3 years.

Employee Benefit Plan

The Company maintains a 401(k) and profit sharing plan that allows for eligible participants to defer compensation, subject to certain limitations imposed by the Code. The Company provides a matching contribution of up to 4% of each participant’s eligible compensation. During 2009, 2008 and 2007, the Company’s matching contributions were approximately  $0.7 million,  $0.7 million and  $0.8 million, respectively.

Impairments	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Impairments

(17)                          Impairments

During the year ended December 31, 2009, the Company recognized impairments of  $75.5 million as follows: (i)  $63.1 million in the senior housing segment related to three DFLs and a participation in a senior construction loan associated with properties operated by Erickson resulting from the conclusion of their bankruptcy auction and their amended reorganization plan, (ii)  $5.9 million related to intangible assets on 12 of 15 senior housing communities which were determined to be impaired due to the termination of the Sunrise management agreements effective October 1, 2009 in the senior housing segment, (iii)  $4.3 million related to a senior secured term loan to an affiliate of Cirrus as a result of discussions to restructure its loan in the hospital segment and (iv)  $2.2 million related to intangible assets associated with the early termination of a lease in the life science segment.

During the year ended December 31, 2008, the Company recognized impairments of  $27.5 million as follows: (i)  $12.0 million related to intangible assets associated with the transfer of an 11-property senior housing portfolio, (ii)  $3.7 million related to intangible assets associated with the early termination of three leases in the life science segment, (iii)  $1.0 million related to intangible assets associated with the early termination of two leases in the hospital segment, (iv)  $1.6 million related to two senior housing facilities as a result of a decrease in expected cash flows, and (v)  $9.2 million, included in discontinued operations, related to the decrease in expected cash flows and anticipated dispositions of two senior housing properties and one hospital.

Income Taxes	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Income Taxes

(18)                          Income Taxes

During the years ended December 31, 2009, 2008 and 2007, the Company’s income tax expense was  $2.2 million,  $3.8 million and  $3.5 million, respectively. During the years ended December 31, 2009, 2008 and 2007, the Company’s income tax expense from continuing operations was  $1.9 million,  $4.2 million and  $1.4 million, respectively. State taxes comprised  $1.2 million, or 54%, of total income tax expense in 2009,  $1.3 million, or 34%, of total income tax expense in 2008 and  $1.7 million, or 49%, of total income tax expense in 2007. The Company’s deferred income tax expense and its ending balance in deferred tax assets and liabilities were insignificant for the years ended December 31, 2009, 2008 and 2007.

At December 31, 2009 and 2008, the tax basis of the Company’s net assets is less than the reported amounts by  $2.1 billion and  $2.3 billion, respectively. The difference between the reported amounts and the tax basis is primarily related to the Company’s acquisition of SEUSA.

The Company files numerous U.S. federal, state and local income and franchise tax returns. With a few exceptions, the Company is no longer subject to U.S. federal, state or local tax examinations by taxing authorities for years prior to 2006.

CNL Retirement Corp. Merger

On October 5, 2006, the Company merged with CNL Retirement Corp. (“CRC”), a corporation subject to federal and state income taxes. For federal income tax purposes, the CRC merger was treated as a tax-free transaction resulting in a carry-over tax basis in its assets. At December 31, 2009 and 2008, the Company’s net tax basis in the CRC assets is less than reported amounts by  $55 million and  $62 million, respectively.

SEUSA Acquisition

On August 1, 2007, HCP Life Science REIT, a wholly-owned subsidiary, acquired the stock of SEUSA, causing SEUSA to become a qualified REIT subsidiary. As a result of the acquisition, HCP Life Science REIT succeeded to SEUSA’s tax attributes, including SEUSA’s tax basis in its net assets. Prior to the acquisition, SEUSA was a corporation subject to federal and state income taxes. HCP Life Science REIT will be subject to a corporate-level tax on any taxable disposition of SEUSA’s pre-acquisition assets that occur within ten years after the August 1, 2007 acquisition. The corporate-level tax would be assessed only to the extent of the built-in gain that existed on the date of acquisition, based on the estimated fair market value of the assets on August 1, 2007. The Company does not expect to dispose of any assets included in the SEUSA acquisition, if such a disposition would result in the imposition of a material tax liability. As a result, the Company has not recorded a deferred tax liability associated with this corporate-level tax. Gains from asset dispositions occurring more than 10 years after the acquisition will not be subject to this corporate-level tax. However, the Company may dispose of SEUSA assets before the 10-year period if it is able to effect a tax deferred exchange. At December 31, 2009 and 2008, the tax basis of the Company’s net assets included in the SEUSA acquisition is less than the reported amounts by  $1.7 billion and  $1.8 billion, respectively.

In connection with the SEUSA acquisition, the Company assumed SEUSA’s unrecognized tax benefits of  $8 million. During 2008, the Company recognized other increases to unrecognized tax benefits of  $0.9 million. During 2009, the Company requested approval from federal and state taxing authorities to change the tax position that caused the 2008 increase to unrecognized tax benefits. After receiving approval from the taxing authorities, the Company decreased unrecognized tax benefits by  $0.9 million. A reconciliation of the Company’s beginning and ending unrecognized tax benefits follows (in thousands):

Amount
Balance at January 1, 2007	$—
Additions based on prior years’ tax positions	7,975
Additions based on 2007 tax positions	—
Balance at January 1, 2008	7,975
Additions based on prior years’ tax positions	587
Additions based on 2008 tax positions	294
Balance at January 1, 2009	8,856
Reductions based on prior years’ tax positions	(881)
Additions based on 2009 tax positions	—
Balance at December 31, 2009	$7,975

The Company anticipates that the balance in unrecognized tax benefits will not change in 2010. During the years ended December 31, 2009, 2008 and 2007, the Company recorded interest expense associated with the unrecognized tax benefits assumed in connection with the SEUSA acquisition of  $0.4 million,  $0.7 million and  $0.4 million, respectively. Interest expense associated with all other unrecognized tax benefits is not significant.

The Company has an agreement with the seller of SEUSA where any increases in taxes and associated interest and penalties related to years prior to the SEUSA acquisition will be the responsibility of the seller. Similarly, any pre-acquisition tax refunds and associated interest income will be refunded to the seller.

There would be no effect on the Company’s tax rate if the unrecognized tax benefits were to be recognized.

Taxable Income Reconciliation

The following is a reconciliation of net income available to common stockholders to taxable income available to common stockholders (in thousands):

	Year Ended December 31,
	2009	2008	2007
	(unaudited)
Net income available to common stockholders	$109,069	$425,368	$565,080
Participating securities’ share in earnings	1,491	1,997	2,805
Net income available to common stockholders and participating securities	110,560	427,365	567,885
Book to tax differences:
Net gains on dispositions of real estate	(15,976)	73,887	(63,165)
Straight-line rent	(43,678)	(40,821)	(42,796)
Depreciation and amortization	104,937	89,492	(22,433)
Capitalized interest	(20,908)	(25,345)	(7,358)
Prepaid rent and other deferred income	24,544	17,250	11,532
Income from joint ventures	(1,155)	5,572	8,204
Income (loss) from taxable REIT subsidiaries	6,243	2,271	(6,085)
Impairments and loss provisions	118,632	26,674	—
Interest income	(6,127)	(10,746)	(4,705)
Other book/tax differences, net	(2,072)	43	(4,366)
Taxable income available to common stockholders	$275,000	$565,642	$436,713

Earnings Per Common Share	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Earnings Per Common Share

(19)                          Earnings Per Common Share

The following table illustrates the computation of basic and diluted earnings per share (dollars in thousands, except per share and share amounts):

	Year Ended December 31,
	2009	2008	2007
Numerator
Income from continuing operations	$101,312	$224,661	$129,128
Noncontrolling interests’ share in continuing operations	(14,461)	(21,903)	(24,356)
Income from continuing operations applicable to HCP, Inc.	86,851	202,758	104,772
Preferred stock dividends	(21,130)	(21,130)	(21,130)
Participating securities’ share in continuing operations	(1,491)	(1,997)	(2,805)
Income from continuing operations applicable to common shares	64,230	179,631	80,837
Noncontrolling interests’ share in discontinued operations	—	(585)	(744)
Discontinued operations	44,839	246,322	484,987
Net income applicable to common shares	$109,069	$425,368	$565,080
Denominator
Basic weighted average common shares	274,216	237,301	207,924
Dilutive stock options and restricted stock	415	671	996
Diluted weighted average common shares	274,631	237,972	208,920
Basic earnings per common share
Income from continuing operations	$0.23	$0.76	$0.39
Discontinued operations	0.17	1.03	2.33
Net income applicable to common stockholders	$0.40	$1.79	$2.72
Diluted earnings per common share
Income from continuing operations	$0.23	$0.76	$0.39
Discontinued operations	0.17	1.03	2.31
Net income applicable to common shares	$0.40	$1.79	$2.70

Restricted stock and certain of the Company’s performance restricted stock units are considered participating securities which require the use of the two-class method when computing basic and diluted earnings per share. For the years ended December 31, 2009, 2008 and 2007, earnings representing nonforfeitable dividends of  $1.5 million,  $2.0 million and  $2.8 million, respectively, were allocated to the participating securities.

Options to purchase approximately 4.6 million, 3.0 million and 0.6 million shares of common stock that had an exercise price in excess of the average market price of the common stock during the years ended December 31, 2009, 2008 and 2007, respectively, were not included because they are anti-dilutive. Additionally, 5.9 million shares issuable upon conversion of 4.3 million DownREIT units during 2009, 6.4 million shares issuable upon conversion of 4.8 million DownREIT units during 2008, and 10.1 million shares issuable upon conversion of 7.6 million non-managing member units in 2007 were not included since they are anti-dilutive.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Supplemental Cash Flow Information

(20)                          Supplemental Cash Flow Information

	Year Ended December 31,
	2009	2008	2007
	(in thousands)
Supplemental cash flow information:
Interest paid, net of capitalized interest and other	$291,936	$344,434	$329,679
Taxes paid	2,280	4,551	1,785
Supplemental schedule of non-cash investing activities:
Capitalized interest	25,917	27,490	12,346
Increase (decrease) in accrued construction costs	(3,870)	(9,041)	13,177
Real estate exchanged in real estate acquisitions	—	—	35,205
Loan received upon real estate disposition	1,001	3,200	—
Supplemental schedule of non-cash financing activities:
Mortgages assumed with real estate acquisitions	—	4,892	17,362
Mortgages included with real estate dispositions	—	—	3,792
Secured debt obtained in purchase of participation in secured loan receivable	425,042	—	—
Restricted stock issued	305	157	282
Vesting of restricted stock units	194	142	121
Cancellation of restricted stock	53	114	41
Conversion of non-managing member units into common stock	23,045	111,467	3,704
Non-managing member units issued in connection with acquisitions	—	—	180,698
Unrealized gains (losses), net on available for sale securities and derivatives designated as cash flow hedges	82,996	(89,751)	(20,673)

See discussions of the SEUSA acquisition, HCR ManorCare, and HCP Ventures II and HCP Ventures IV transactions in Notes 3, 7 and 8, respectively.

Variable Interest Entities	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Variable Interest Entities

(21)                          Variable Interest Entities

During its normal course of business, the Company makes investments through entities that are considered to be variable interest entities. The Company’s investments, or variable interests, in these entities are created from leasing and lending arrangements. The Company is not considered to be the primary beneficiary of any of the variable interest entities’ operations. The carrying value and classification of the related assets, liabilities and maximum exposure to loss as a result of the Company’s involvement with unconsolidated VIEs are presented below (in thousands):

VIE Type	Maximum Loss Exposure(1)	Asset/Liability Type	Carrying Amount
VIE tenants—operating leases	$473,312	Lease intangibles, net and straight-line rent receivables	$8,502
VIE tenants—DFLs	645,951	Net investment in DFLs	215,963
Senior secured loans	83,510	Loans receivable, net	83,510
Mezzanine loans	934,387	Loans receivable, net	934,387

(1)                                  The Company’s maximum loss exposure related to the VIE tenants represents the future minimum lease payments over the remaining term of the respective leases, which may be mitigated by re-leasing the properties to new tenants. The Company’s maximum loss exposure related to loans to VIEs represents their current aggregate carrying value.

At December 31, 2009, the Company had 60 properties leased to a total of eight tenants (“VIE tenants”). These VIE tenants are thinly capitalized entities that rely on the cash flows generated from the senior housing facilities to pay operating expenses, including the rent obligations under their leases. The Company has no formal involvement in these VIE tenants beyond its investment. The Company acquired these leases on October 5, 2006 in its merger with CRP. CRP determined it was not the primary beneficiary of these VIEs, and the Company is required to carry forward CRP’s accounting conclusions after the acquisition relative to their primary beneficiary assessments, provided the Company does not believe CRP’s accounting to be in error. The Company believes that its accounting for the VIEs is an appropriate application of GAAP. The Company does not consolidate the VIE tenants because it does not expect to absorb the majority of the VIE tenants’ operating earnings or losses.

On October 5, 2006, through its merger with CRP, the Company acquired an interest-only, senior secured term loan made to a borrower that has been identified as a VIE. CRP determined it was not the primary beneficiary of the VIE, and the Company is required to carry forward CRP’s accounting conclusions after the acquisition relative to their primary beneficiary assessments, provided the Company does not believe CRP’s accounting to be in error. The Company believes that its accounting for the VIE is the appropriate application of GAAP. The Company does not consolidate the VIE because it does not expect to absorb the majority of the VIE’s operating earnings or losses. The loan is collateralized by all of the assets of the borrower (comprised primarily of interests in partnerships operating surgical facilities, some of which are on the premises of properties owned by HCP Ventures IV or the Company) and is supported in part by limited guarantees made by certain principals of Cirrus. Recourse under certain of these guarantees is limited to the guarantors’ respective interests in certain entities owning real estate that are pledged to secure such guarantees.

On December 21, 2007, the Company made an investment of approximately  $900 million in mezzanine loans where each mezzanine borrower has been identified as a VIE. The Company has determined that it is not the primary beneficiary of these VIEs. The Company has no formal involvement in the VIEs beyond its investment. The Company does not consolidate the VIEs because it does not expect to absorb the majority of the VIEs’ operating earnings or losses. At closing, these interest-only loans were secured by an indirect pledge of equity ownership in 339 HCR ManorCare facilities located in 30 states and were subordinate to other debt of approximately  $3.6 billion.

See Note 7 for additional description of the Company’s borrower VIEs and its interests therein.

Fair Value Measurements	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Fair Value Measurements

(22)                          Fair Value Measurements

The following tables illustrate the Company’s fair value measurements of its financial assets and liabilities measured at fair value in the Company’s consolidated financial statements. Recognized gains and losses are recorded in other income, net on the Company’s consolidated statements of income.

The following is a summary of fair value measurements of financial assets and liabilities at December 31, 2009 (in thousands):

Financial Instrument	Fair Value	Level 1	Level 2	Level 3
Marketable debt securities	$172,799	$152,449	$20,350	$—
Marketable equity securities	3,521	3,521	—	—
Interest-rate swap assets(1)	3,523	—	3,523	—
Interest-rate swap liabilities(1)	(3,438)	—	(3,438)	—
Warrants(1)	1,732	—	—	1,732
	$178,137	$155,970	$20,435	$1,732

(1)                                  Interest rate swaps and common stock warrants are valued using observable and unobservable market assumptions, as well as standardized derivative pricing models.

Disclosures About Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Disclosures About Fair Value of Financial Instruments

(23)                          Disclosures About Fair Value of Financial Instruments

The carrying values of cash and cash equivalents, restricted cash, receivables, payables, and accrued liabilities are reasonable estimates of fair value because of the short-term maturities of these instruments. Fair values for loans receivable, bank line of credit, bridge and term loans, credit facilities, mortgage and other secured debt, and other debt are estimates based on rates currently prevailing for similar instruments of similar maturities. The estimated fair values of the interest-rate swaps and warrants were determined based on observable and unobservable market assumptions using standardized derivative pricing models. The fair values of the senior unsecured notes and marketable equity and debt securities were determined based on market quotes.

	December 31,
	2009		2008
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Loans receivable, net	$1,672,938	$1,728,599	$1,068,454	981,128
Marketable debt securities	172,799	172,799	228,660	228,660
Marketable equity securities	3,521	3,521	3,845	3,845
Warrants	1,732	1,732	1,460	1,460
Bank line of credit	—	—	150,000	150,000
Bridge and term loans	200,000	200,000	520,000	520,000
Senior unsecured notes	3,521,325	3,548,926	3,523,513	2,384,488
Mortgage and other secured debt	1,834,935	1,789,992	1,641,734	1,538,057
Other debt	99,883	99,883	102,209	102,209
Interest-rate swap assets	3,523	3,523	—	—
Interest-rate swap liabilities	3,438	3,438	2,324	2,324

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Derivative Financial Instruments

(24)                          Derivative Financial Instruments

The Company uses derivative instruments to mitigate the effects of interest rate fluctuations on specific forecasted transactions as well as recognized obligations or assets. The Company does not use derivative instruments for speculative or trading purposes.

The primary risks associated with derivative instruments are market and credit risk. Market risk is defined as the potential for loss in value of a derivative instrument due to adverse changes in market prices (interest rates). Utilizing derivative instruments allows the Company to effectively manage the risk of fluctuations in interest rates with respect to the potential effects these changes could have on future earnings, forecasted cash flows and the fair value of recognized obligations.

Credit risk is the risk that one of the parties to a derivative contract fails to perform or meet their financial obligation. The Company does not obtain collateral associated with its derivative instruments, but monitors the credit standing of its counterparties on a regular basis. Should a counterparty fail to perform, the Company would incur a financial loss to the extent that the associated derivative contract was in an asset position. At December 31, 2009, the Company does not anticipate non-performance by the counterparties to its outstanding derivative contracts.

The Company had four interest-rate swap contracts outstanding at December 31, 2009, which hedge fluctuations in interest payments on variable-rate secured debt. At December 31, 2009, these interest-rate swap contracts had an aggregate notional amount of  $60 million and an estimated fair value of  $3.4 million included in accounts payable and accrued liabilities. During the year ended December 31, 2009, there were no ineffective portions related to these hedging relationships.

In August 2006, the Company entered into two treasury lock contracts that were designated as hedging the variability in forecasted interest payments, attributable to changes in the U.S. Treasury rate, on the forecasted issuance of long-term, fixed rate debt between September 1 and October 31, 2006. The cash flow hedges had a notional amount of  $560.5 million and were settled with the counterparty on September 16, 2006, which was the date that the forecasted debt was issued. The cash settlement value of these contracts at September 16, 2006, was  $4.4 million. The unamortized amount of these contracts at December 31, 2009, is  $2.4 million and is included in accumulated other comprehensive income (loss). Amounts reported in accumulated other comprehensive income (loss) related to these hedges will be recognized as additional interest expense on the related hedged fixed-rate debt, maturing 2011 and 2016. At December 31, 2009, the Company determined that the forecasted interest payments remained probable of occurring. For the year ended December 31, 2009, the Company recognized increased interest expense of  $0.8 million and expects to recognize an additional  $0.4 million attributable to these contracts during 2010.

During October and November 2007, the Company entered into two forward- starting interest-rate swap contracts with an aggregate notional amount of  $900 million and settled the contracts during the three months ended June 30, 2008. The termination of the  $500 million notional contract resulted in a payment of  $14.8 million and the termination of the  $400 million notional contract resulted in a cash receipt of  $5.2 million. Upon settlement of these derivative contracts and at December 31, 2008, the Company revised its best estimate of the hedged forecasted transactions, and as a result an aggregate ineffectiveness charge of  $3.5 million was recognized in other income, net. The interest-rate swap contracts were designated in qualifying, cash flow hedging relationships, to hedge the Company’s exposure to fluctuations in the benchmark interest rate component of interest payments on forecasted, unsecured, fixed-rate debt currently expected to be issued in 2010. During the year ended December 31, 2009, there were no ineffective portions related to these hedging relationships.

On June 12, 2009, the Company executed an interest-rate swap contract (pay float and receive fixed), which is designated as hedging the changes in fair value of fixed-rate senior unsecured notes due to fluctuations in the underlying benchmark interest rate. The fair value hedge terminates in September 2011, has a notional amount of  $250 million, and hedges approximately 86% of the  $292 million of the Company’s outstanding senior unsecured notes maturing in September 2011. The estimated fair value of the contract at December 31, 2009 was  $2.2 million and is included in other assets, net. During the year ended December 31, 2009, there was no ineffective portion related to the hedge.

On August 20, 2009, the Company executed two interest-rate swap contracts (pay float and receive fixed), which are designated as hedging fluctuations in interest receipts on a participation interest in a floating-rate secured mortgage note due to fluctuations in the underlying benchmark interest rate. These cash flow hedges terminate in February and August 2011 and have an aggregate notional amount of  $500 million. The aggregate estimated fair value of the contracts at December 31, 2009 was  $1.3 million and is included in other assets, net. During the year ended December 31, 2009, there were no ineffective portions related to the hedges.

For the year ended December 31, 2009, the Company recognized additional interest income of  $1.0 million and a reduction of interest expense of  $0.1 million, resulting from its cash flow and fair value hedges. The Company currently expects that the hedged forecasted transactions, for each of the outstanding qualifying cash flow hedging relationships, remain probable of occurring and that no gains or losses recorded to accumulated other comprehensive income (loss) are expected to be reclassified to earnings.

The following table summarizes the Company’s outstanding interest-rate swap contracts as of December 31, 2009 (dollars in thousands):

Date Entered	Maturity Date	Hedge Designation	Fixed Rate	Floating Rate Index	Notional Amount	Fair Value
July 2005(1)	July 2010	Cash Flow	3.82%	BMA Swap Index	$45,600	$(3,311)
June 2009	September 2011	Fair Value	5.95%	1 Month LIBOR+4.21%	250,000	2,231
July 2009	July 2013	Cash Flow	6.13%	1 Month LIBOR+3.65%	14,600	(127)
August 2009	February 2011	Cash Flow	0.87%	1 Month LIBOR	250,000	538
August 2009	August 2011	Cash Flow	1.24%	1 Month LIBOR	250,000	754

(1)                                  Represents three interest-rate swap contracts with an aggregate notional amount of  $45.6 million.

To illustrate the effect of movements in the interest rate markets, the Company performed a market sensitivity analysis on its hedging instruments. The Company applied various basis point spreads, to the underlying interest rate curves of the derivative portfolio in order to determine the instruments’ change in estimated fair value. Assuming a one percentage point change in the underlying interest rate curve, the estimated change in fair value of each of the underlying derivative instruments would not exceed  $4.3 million.

Transactions with Related Parties	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Transactions with Related Parties

(25)                          Transactions with Related Parties

Mr. Rhein, a director of the Company, is a director of Cohen & Steers, Inc. Cohen & Steers Capital Management, Inc., a wholly owned subsidiary of Cohen & Steers, Inc., is an investment adviser registered under Section 203 of the Investment Advisers Act of 1940. As of January 7, 2010, mutual funds managed by Cohen & Steers Capital Management, Inc., (“Cohen & Steers”) in the aggregate, owned approximately 4.0% of the Company’s common stock. In addition, an affiliate of Cohen & Steers provided financial advisory services to the Company in 2007. The Company made payments in respect of such services of  $5.5 million during 2007. No payments were made to the Cohen & Steers affiliate during 2009 and 2008.

Mr. Elcan, a former Executive Vice President of the Company through April 30, 2008, and certain members of Mr. Elcan’s immediate family, including without limitation his wife and father-in-law, may be deemed to own directly or indirectly, in the aggregate, greater than 10% of the outstanding common stock of HCA, Inc. (“HCA”) at April 29, 2008. During 2008 and 2007, HCA contributed  $95 million and  $83 million, respectively, in aggregate revenues, for the lease of certain assets and obligations under debt securities.

Mr. Elcan and Mr. Klaritch, an Executive Vice President of the Company, were previously senior executives and limited liability company members of MedCap Properties, LLC, which was acquired in October 2003 by HCP and a joint venture of which HCP was the managing member. As part of that transaction, MedCap Properties, LLC contributed certain property interests to a newly- formed entity, HCPI/Tennessee LLC, in exchange for DownREIT units. In connection with the transactions, Messrs. Elcan and Klaritch received 610,397 and 113,431 non-managing member units, respectively, in HCPI/Tennessee, LLC in a distribution of their respective interests in MedCap Properties, LLC. Each DownREIT unit is redeemable for an amount of cash approximating the then-current market value of two shares of HCP’s common stock or, at HCP’s option, two shares of HCP’s common stock (subject to certain adjustments, such as stock splits, stock dividends and reclassifications). In addition, the HCPI/Tennessee, LLC agreement provides for a “make-whole” payment, intended to cover grossed-up tax liabilities, to the non-managing members upon the sale of certain properties acquired by HCPI/Tennessee, LLC in the MedCap transactions and other events.

The HCPI/Tennessee, LLC agreement was amended, with an effective date of January 1, 2007, to change the allocation of the taxable income among the members, to more closely correspond with the relative cash distributions each member receives. Previously, taxable income was allocated disproportionately to the non-managing members to reflect the priority rights of the non-managing member unit holders in distributions of cash. The amendment has no effect on the amounts of cash distributions to the non-managing members.

Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2009
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Selected Quarterly Financial Data

(26)                          Selected Quarterly Financial Data

Selected quarterly information for the years ended December 31, 2009 and 2008 is as follows (in thousands, except per share amounts). Results of operations for properties sold or to be sold have been classified as discontinued operations for all periods presented:

	Three Months Ended During 2009
	March 31	June 30	September 30	December 31
	(in thousands, except share data, unaudited)
Total revenues	$276,141	$291,525	$287,068	$294,571
Income (loss) from continuing operations before income taxes and equity income from unconsolidated joint ventures	50,486	67,007	(48,276)	30,494
Total discontinued operations	3,568	33,881	3,403	3,987
Net income (loss) applicable to common shares	43,285	91,784	(52,397)	26,397
Dividends paid per common share	0.46	0.46	0.46	0.46
Basic earnings (loss) per common share	0.17	0.35	(0.18)	0.09
Diluted earnings (loss) per common share	0.17	0.35	(0.18)	0.09

	Three Months Ended During 2008
	March 31	June 30	September 30	December 31
	(in thousands, except share data, unaudited)
Total revenues	$276,566	$277,872	$297,767	$293,192
Income from continuing operations before income taxes and equity income from unconsolidated joint ventures	35,908	47,052	98,197	44,402
Total discontinued operations	21,184	191,489	32,966	683
Net income applicable to common shares	44,579	225,890	119,615	34,650
Dividends paid per common share	0.455	0.455	0.455	0.455
Basic earnings per common share	0.21	0.96	0.49	0.14
Diluted earnings per common share	0.21	0.96	0.49	0.14

The above selected quarterly financial data includes the following significant transactions:

·                  On July 30, 2008, the Company received and recognized lease termination income of  $18 million from a tenant in connection with the early termination of three leases in its life science segment. Upon termination of the leases, the Company recognized an impairment of  $4 million related to intangible assets associated with these leases.

·                  On September 19, 2008, the Company settled various disputes with Tenet, including the sale of its Tarzana, CA hospital leased to Tenet, which resulted in gains on settlement income of  $29 million and sale of real estate of  $18 million.

·                  On September 4, 2009, a jury returned a verdict in favor of Ventas in an action brought against the Company. The jury awarded Ventas approximately  $102 million in compensatory damages, which the Company recorded as a litigation provision expense during the three months ended September 30, 2009.

·                  During the three months ended December 31, 2009, the Company recognized impairments of  $48.0 million related to three DFLs and a participation in a senior construction loan associated with properties operated by Erickson as a result of the conclusion of an auction process related to Erickson’s bankruptcy. During the three months ended September 30, 2009, the Company previously recognized impairments of  $15.1 million related to two of the three Erickson DFLs.

Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2009
Schedule II: Valuation and Qualifying Accounts
Schedule II: Valuation and Qualifying Accounts

HCP, Inc.

Schedule II: Valuation and Qualifying Accounts

December 31, 2009

(In thousands)

Allowance Accounts(1)

		Additions		Deductions
Year Ended December 31,	Balance at Beginning of Year	Amounts Charged Against Operations, net	Acquired Properties	Uncollectible Accounts Written-off	Disposed/ Contributed Properties	Balance at End of Year
2009	$58,911	$79,346	$—	$(8,504)	$(248)	$129,505
2008	$59,131	$9,747	$—	$(2,574)	$(7,393)	$58,911
2007	$55,106	$23,383	$890	$(1,964)	$(18,284)	$59,131

(1)           Includes allowance for doubtful accounts, straight-line rent reserves, and allowances for loan and direct financing lease losses.

Schedule III Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2009
Schedule III: Real Estate and Accumulated Depreciation
Schedule III: Real Estate and Accumulated Depreciation

HCP, Inc.

Schedule III: Real Estate and Accumulated Depreciation

December 31, 2009

(In thousands)

			Initial Cost to Company		Costs Capitalized	Gross Amount at Which Carried As of December 31, 2009				Year	Life on Which Depreciation in Latest Income
City	State	Encumbrances at 12/31/09(1)	Land	Buildings and Improvements	Subsequent to Acquisition	Land	Buildings and Improvements	Total(2)	Accumulated Depreciation	Acquired/ Constructed	Statement is Computed
Senior housing
Birmingham	AL	$34,011	$4,682	$86,200	$—	$4,682	$86,200	$90,882	$(7,828)	2006	40
Huntsville	AL	18,597	1,394	44,347	—	1,394	44,347	45,741	(4,020)	2006	40
Huntsville	AL	—	307	5,813	—	307	5,813	6,120	(677)	2006	40
Little Rock	AR	—	1,922	14,140	—	1,922	14,140	16,062	(1,458)	2006	39
Douglas	AZ	—	110	703	—	110	703	813	(204)	2005	35
Tucson	AZ	33,277	2,350	24,037	—	2,350	24,037	26,387	(5,008)	2002	30
Beverly Hills	CA	—	9,872	32,590	—	9,872	32,590	42,462	(3,126)	2006	40
Camarillo	CA	—	5,798	19,427	—	5,798	19,427	25,225	(2,020)	2006	40
Carlsbad	CA	—	7,897	14,255	47	7,897	14,302	22,199	(1,608)	2006	40
Carmichael	CA	—	4,270	13,846	—	4,270	13,846	18,116	(1,396)	2006	40
Citrus Heights	CA	—	1,180	8,367	—	1,180	8,367	9,547	(1,195)	2006	29
Concord	CA	25,000	6,010	39,601	—	6,010	39,601	45,611	(5,359)	2005	40
Dana Point	CA	—	1,960	15,946	—	1,960	15,946	17,906	(2,131)	2005	39
Elk Grove	CA	—	2,235	6,339	—	2,235	6,186	8,421	(503)	2006	40
Escondido	CA	14,340	5,090	24,253	—	5,090	24,253	29,343	(3,374)	2005	40
Fremont	CA	9,589	2,360	11,672	—	2,360	11,672	14,032	(1,660)	2005	40
Granada Hills	CA	—	2,200	18,257	—	2,200	18,257	20,457	(2,495)	2005	39
Hemet	CA	—	1,270	5,966	—	1,270	5,966	7,236	(625)	2006	40
Irvine	CA	—	8,220	14,104	—	8,220	14,104	22,324	(1,399)	2006	45
Lodi	CA	9,083	732	5,453	—	732	5,453	6,185	(1,759)	1997	35
Murietta	CA	6,103	435	5,729	—	435	5,729	6,164	(1,782)	1997	35
Northridge	CA	—	6,718	26,309	—	6,718	26,309	33,027	(2,598)	2006	40
Orangevale	CA	4,651	2,160	8,522	1,000	2,160	9,522	11,682	(641)	2008	40
Palm Springs	CA	—	1,005	5,183	—	1,005	5,183	6,188	(628)	2006	40
Pleasant Hill	CA	6,270	2,480	21,333	—	2,480	21,333	23,813	(2,897)	2005	40
Rancho Mirage	CA	—	1,798	24,053	—	1,798	24,053	25,851	(2,474)	2006	40
San Diego	CA	—	6,384	32,072	—	6,384	32,072	38,456	(3,233)	2006	40
San Dimas	CA	—	5,628	31,374	—	5,628	31,374	37,002	(3,001)	2006	40
San Juan Capistrano	CA	—	5,983	9,614	—	5,983	9,327	15,310	(758)	2006	40
Santa Rosa	CA	—	3,582	21,113	—	3,582	21,113	24,695	(2,153)	2006	40
South San Francisco	CA	11,061	3,000	16,586	—	3,000	16,586	19,586	(2,234)	2005	40
Ventura	CA	10,450	2,030	17,379	—	2,030	17,379	19,409	(2,406)	2005	40
Yorba Linda	CA	—	4,968	19,290	—	4,968	19,290	24,258	(2,020)	2006	40
Colorado Springs	CO	—	1,910	24,479	—	1,910	24,479	26,389	(2,537)	2006	40
Denver	CO	51,151	2,810	36,021	—	2,810	36,021	38,831	(7,504)	2002	30
Denver	CO	—	2,511	30,641	—	2,511	30,641	33,152	(2,946)	2006	40
Greenwood Village	CO	—	3,367	38,396	—	3,367	38,396	41,763	(3,572)	2006	40
Lakewood	CO	—	3,012	31,913	—	3,012	31,913	34,925	(3,047)	2006	40
Torrington	CT	12,855	166	11,001	—	166	11,001	11,167	(1,618)	2005	40
Woodbridge	CT	—	2,352	9,929	—	2,352	9,929	12,281	(1,069)	2006	40
Altamonte Springs	FL	—	1,530	7,956	—	1,530	7,956	9,486	(2,067)	2002	40
Apopka	FL	6,000	920	4,816	—	920	4,816	5,736	(503)	2006	35
Boca Raton	FL	—	4,730	17,532	—	4,730	17,532	22,262	(2,337)	2006	30
Boca Raton	FL	11,786	2,415	15,784	—	2,415	15,784	18,199	(1,488)	2006	40
Boynton Beach	FL	8,131	1,270	4,773	—	1,270	4,773	6,043	(815)	2003	40
Clearwater	FL	—	2,250	2,627	—	2,250	2,627	4,877	(458)	2002	40
Clearwater	FL	18,114	3,856	12,176	—	3,856	12,176	16,032	(2,617)	2005	40
Clermont	FL	8,497	440	6,518	—	440	6,518	6,958	(661)	2006	35
Coconut Creek	FL	14,093	2,461	14,104	—	2,461	14,104	16,565	(1,428)	2006	40
Delray Beach	FL	11,574	850	6,637	—	850	6,637	7,487	(1,006)	2002	43
Gainesville	FL	16,446	1,020	13,490	—	1,020	13,490	14,510	(1,459)	2006	40
Gainesville	FL	—	1,221	12,226	—	1,221	12,226	13,447	(1,158)	2006	40
Jacksonville	FL	44,752	3,250	25,936	—	3,250	25,936	29,186	(5,742)	2002	35
Jacksonville	FL	—	1,587	15,616	—	1,587	15,616	17,203	(1,450)	2006	40
Lantana	FL	—	3,520	26,452	—	3,520	26,452	29,972	(3,468)	2006	30
Ocoee	FL	16,849	2,096	9,322	—	2,096	9,322	11,418	(1,513)	2005	40
Oviedo	FL	8,760	670	8,071	—	670	8,071	8,741	(805)	2006	35
Palm Harbor	FL	—	1,462	16,774	500	1,462	17,274	18,736	(1,616)	2006	40
Pinellas Park	FL	4,051	480	3,911	—	480	3,911	4,391	(1,537)	1996	35
Port Orange	FL	15,725	2,340	9,898	—	2,340	9,898	12,238	(1,581)	2005	40
St. Augustine	FL	15,090	830	11,627	—	830	11,627	12,457	(1,737)	2005	35
Sun City Center	FL	10,140	510	6,120	—	510	5,865	6,375	(922)	2004	35
Sun City Center	FL	—	3,466	70,810	—	3,466	69,750	73,216	(10,906)	2004	34
Tallahassee	FL	—	1,331	19,039	—	1,331	19,039	20,370	(1,743)	2006	40
Tampa	FL	—	600	5,566	21	600	5,587	6,187	(1,325)	1997	45
Tampa	FL	12,417	800	11,340	—	800	11,340	12,140	(1,267)	2006	40
Vero Beach	FL	33,109	2,035	34,993	201	2,035	35,194	37,229	(3,743)	2006	40
Alpharetta	GA	—	793	8,761	68	793	8,829	9,622	(874)	2006	40
Atlanta	GA	—	687	5,507	73	687	5,580	6,267	(676)	2006	40
Atlanta	GA	—	2,665	5,911	—	2,665	5,641	8,306	(458)	2006	40
Lilburn	GA	—	907	17,340	—	907	17,340	18,247	(1,725)	2006	40
Marietta	GA	—	894	6,944	60	894	7,004	7,898	(716)	2006	40
Milledgeville	GA	—	150	1,957	—	150	1,547	1,697	(498)	1997	45
Davenport	IA	3,119	511	8,039	—	511	8,039	8,550	(750)	2006	40
Marion	IA	2,587	502	6,865	—	502	6,865	7,367	(644)	2006	40

			Initial Cost to Company		Costs Capitalized	Gross Amount at Which Carried As of December 31, 2009				Year	Life on Which Depreciation in Latest Income
City	State	Encumbrances at 12/31/09(1)	Land	Buildings and Improvements	Subsequent to Acquisition	Land	Buildings and Improvements	Total(2)	Accumulated Depreciation	Acquired/ Constructed	Statement is Computed
Bloomington	IL	—	798	13,091	—	798	13,091	13,889	(1,211)	2006	40
Champaign	IL	—	101	4,207	—	101	4,207	4,308	(432)	2006	40
Hoffman Estates	IL	—	1,701	12,037	118	1,701	12,155	13,856	(1,321)	2006	40
Macomb	IL	—	81	6,062	—	81	6,062	6,143	(582)	2006	40
Mt. Vernon	IL	—	296	15,935	1,704	511	17,424	17,935	(1,484)	2006	40
Oak Park	IL	26,580	3,476	31,032	—	3,476	31,032	34,508	(2,832)	2006	40
Orland Park	IL	—	2,623	23,154	—	2,623	23,154	25,777	(2,240)	2006	40
Peoria	IL	—	404	10,050	—	404	10,050	10,454	(970)	2006	40
Wilmette	IL	—	1,100	9,373	—	1,100	9,373	10,473	(889)	2006	40
Evansville	IN	—	500	9,302	—	500	7,762	8,262	(1,691)	1999	45
Jasper	IN	—	165	5,952	359	165	6,311	6,476	(1,535)	2001	35
Indianapolis	IN	—	1,197	7,718	—	1,197	7,718	8,915	(759)	2006	40
Indianapolis	IN	—	1,144	8,261	7,371	1,144	15,632	16,776	(957)	2006	40
West Lafayette	IN	—	813	10,876	—	813	10,876	11,689	(1,026)	2006	40
Mission	KS	—	340	9,322	945	340	9,681	10,021	(2,141)	2002	35
Overland Park	KS	—	750	8,241	1,654	750	8,261	9,011	(1,777)	1998	45
Edgewood	KY	—	1,868	4,934	—	1,868	4,934	6,802	(645)	2006	40
Lexington	KY	8,010	2,093	16,917	—	2,093	16,299	18,392	(2,985)	2004	30
Middletown	KY	—	1,499	26,252	—	1,499	26,252	27,751	(2,481)	2006	40
Danvers	MA	—	4,616	30,692	—	4,616	30,692	35,308	(2,826)	2006	40
Dartmouth	MA	—	3,145	6,880	—	3,145	6,880	10,025	(700)	2006	40
Dedham	MA	—	3,930	21,340	—	3,930	21,340	25,270	(2,061)	2006	40
Plymouth	MA	—	2,434	9,027	—	2,434	9,027	11,461	(1,005)	2006	40
Baltimore	MD	—	1,416	8,854	—	1,416	8,854	10,270	(982)	2006	40
Baltimore	MD	—	1,684	18,889	—	1,684	18,889	20,573	(1,775)	2006	40
Frederick	MD	3,179	609	9,158	—	609	9,158	9,767	(883)	2006	40
Westminster	MD	15,780	768	5,251	—	768	5,251	6,019	(1,521)	1998	45
Cape Elizabeth	ME	—	630	3,524	93	630	3,617	4,247	(613)	2003	40
Saco	ME	—	80	2,363	155	80	2,518	2,598	(422)	2003	40
Auburn Hills	MI	—	2,281	10,692	—	2,281	10,692	12,973	(869)	2006	40
Farmington Hills	MI	4,331	1,013	12,119	—	1,013	12,119	13,132	(1,180)	2006	40
Holland	MI	43,121	787	51,410	—	787	50,172	50,959	(9,230)	2004	29
Portage	MI	—	100	5,700	4,317	100	10,017	10,117	(879)	2006	40
Sterling Heights	MI	—	920	7,326	—	920	7,326	8,246	(1,744)	2001	35
Sterling Heights	MI	—	1,593	11,500	—	1,593	11,500	13,093	(1,116)	2006	40
Des Peres	MO	—	4,361	20,664	—	4,361	20,664	25,025	(2,030)	2006	40
Richmond Heights	MO	—	1,744	24,232	—	1,744	24,232	25,976	(2,358)	2006	40
St. Louis	MO	—	2,500	20,343	—	2,500	20,343	22,843	(2,722)	2006	30
Great Falls	MT	—	500	5,683	—	500	5,683	6,183	(719)	2006	40
Charlotte	NC	—	710	9,559	—	710	9,559	10,269	(953)	2006	40
Concord	NC	—	601	7,615	—	601	7,615	8,216	(746)	2006	40
Raleigh	NC	2,902	1,191	11,532	—	1,191	11,532	12,723	(1,100)	2006	40
Cresskill	NJ	—	4,684	53,927	—	4,684	53,927	58,611	(4,942)	2006	40
Hillsborough	NJ	16,277	1,042	10,042	—	1,042	10,042	11,084	(1,552)	2005	40
Madison	NJ	—	3,157	19,909	—	3,157	19,909	23,066	(1,951)	2006	40
Manahawkin	NJ	14,202	921	9,927	—	921	9,927	10,848	(1,539)	2005	40
Paramus	NJ	—	4,280	31,684	—	4,280	31,684	35,964	(2,972)	2006	40
Saddle River	NJ	—	1,784	15,625	—	1,784	15,625	17,409	(1,522)	2006	40
Voorhees Township	NJ	8,812	900	7,629	—	900	7,629	8,529	(1,792)	1998	45
Albuquerque	NM	—	767	9,324	—	767	9,324	10,091	(2,962)	1996	45
Las Vegas	NV	—	1,960	5,816	—	1,960	5,816	7,776	(944)	2005	40
Brooklyn	NY	11,151	8,117	23,627	—	8,117	23,627	31,744	(2,270)	2006	40
Sheepshead Bay	NY	11,842	5,215	39,052	—	5,215	39,052	44,267	(3,657)	2006	40
Cincinnati	OH	—	600	4,428	—	600	4,428	5,028	(1,054)	2001	35
Columbus	OH	6,685	970	7,806	1,023	970	8,829	9,799	(1,061)	2006	40
Fairborn	OH	6,862	810	8,311	—	810	8,311	9,121	(987)	2006	36
Fairborn	OH	—	298	10,704	3,068	298	13,772	14,070	(1,102)	2006	40
Marietta	OH	4,395	1,069	11,435	—	1,069	11,435	12,504	(805)	2007	40
Poland	OH	3,983	695	10,444	—	695	10,444	11,139	(1,041)	2006	40
Willoughby	OH	—	1,177	9,982	—	1,177	9,982	11,159	(1,041)	2006	40
Oklahoma City	OK	—	801	4,904	—	801	4,904	5,705	(616)	2006	40
Tulsa	OK	—	1,115	11,028	—	1,115	11,028	12,143	(1,287)	2006	40
Haverford	PA	—	16,461	108,816	—	16,461	108,816	125,277	(9,758)	2006	40
Aiken	SC	—	357	14,832	44	357	14,876	15,233	(1,493)	2006	40
Charleston	SC	—	885	14,124	—	885	14,124	15,009	(1,389)	2006	40
Columbia	SC	—	408	7,527	68	408	7,595	8,003	(723)	2006	40
Georgetown	SC	—	239	3,008	—	239	3,008	3,247	(704)	1998	45
Greenville	SC	—	1,090	12,558	—	1,090	12,558	13,648	(1,238)	2006	40
Greenville	SC	—	993	16,314	—	993	16,314	17,307	(1,837)	2006	40
Lancaster	SC	—	84	2,982	—	84	2,982	3,066	(613)	1998	45
Myrtle Beach	SC	—	900	10,913	—	900	10,913	11,813	(1,057)	2006	40
Rock Hill	SC	—	203	2,671	—	203	2,671	2,874	(604)	1998	45
Rock Hill	SC	—	695	4,119	54	695	4,173	4,868	(465)	2006	40
Sumter	SC	—	196	2,623	—	196	2,623	2,819	(614)	1998	45
Nashville	TN	11,385	812	15,006	—	812	15,006	15,818	(1,645)	2006	40
Oak Ridge	TN	8,785	500	4,741	—	500	4,741	5,241	(496)	2006	35
Abilene	TX	1,985	300	2,830	—	300	2,830	3,130	(329)	2006	39
Arlington	TX	14,568	2,002	16,829	—	2,002	16,829	18,831	(1,646)	2006	40
Arlington	TX	—	2,494	12,192	—	2,494	12,192	14,686	(1,372)	2006	40
Austin	TX	—	2,960	41,645	—	2,960	41,645	44,605	(8,676)	2002	30
Beaumont	TX	—	145	10,404	—	145	10,404	10,549	(3,256)	1996	45
Burleson	TX	4,533	1,050	5,242	—	1,050	5,242	6,292	(683)	2006	40
Cedar Hill	TX	9,259	1,070	11,554	—	1,070	11,554	12,624	(1,317)	2006	40
Cedar Hill	TX	—	440	7,494	—	440	7,494	7,934	(765)	2007	40
Fort Worth	TX	—	2,830	50,832	—	2,830	50,832	53,662	(10,590)	2002	30
Friendswood	TX	23,433	400	7,354	—	400	7,354	7,754	(1,226)	2002	45
Houston	TX	11,882	835	7,195	—	835	7,195	8,030	(1,870)	1997	45
Houston	TX	—	2,470	21,710	750	2,470	22,460	24,930	(4,851)	2002	35
Houston	TX	—	1,008	15,333	—	1,008	15,333	16,341	(1,477)	2006	40
Houston	TX	—	1,877	25,372	—	1,877	25,372	27,249	(2,656)	2006	40
Irving	TX	11,061	710	9,949	—	710	9,949	10,659	(1,542)	2005	35

			Initial Cost to Company		Costs Capitalized	Gross Amount at Which Carried As of December 31, 2009				Year	Life on Which Depreciation in Latest Income
City	State	Encumbrances at 12/31/09(1)	Land	Buildings and Improvements	Subsequent to Acquisition	Land	Buildings and Improvements	Total(2)	Accumulated Depreciation	Acquired/ Constructed	Statement is Computed
North Richland Hills	TX	3,291	520	5,117	—	520	5,117	5,637	(653)	2006	40
North Richland Hills	TX	7,023	870	9,259	—	870	9,259	10,129	(1,218)	2006	35
Plano	TX	—	494	12,518	—	494	12,518	13,012	(1,247)	2006	40
San Antonio	TX	7,991	730	3,961	—	730	3,961	4,691	(682)	2002	45
The Woodlands	TX	—	802	17,358	—	802	17,358	18,160	(1,665)	2006	40
Victoria	TX	12,933	175	4,290	3,101	175	7,391	7,566	(1,699)	1995	43
Waxahachie	TX	2,276	390	3,879	—	390	3,879	4,269	(485)	2006	40
Salt Lake City	UT	—	2,621	22,072	—	2,621	22,072	24,693	(2,337)	2006	40
Arlington	VA	—	4,320	19,567	—	4,320	19,567	23,887	(1,918)	2006	40
Arlington	VA	3,272	3,833	7,076	—	3,833	7,076	10,909	(710)	2006	40
Arlington	VA	12,948	7,279	37,408	—	7,279	37,408	44,687	(3,543)	2006	40
Chesapeake	VA	—	1,090	12,444	—	1,090	12,444	13,534	(1,229)	2006	40
Falls Church	VA	4,009	2,228	8,887	—	2,228	8,887	11,115	(844)	2006	40
Fort Belvoir	VA	—	11,594	99,524	5,580	11,594	105,104	116,698	(9,653)	2006	40
Leesburg	VA	968	607	3,236	—	607	3,236	3,843	(537)	2006	35
Richmond	VA	—	2,110	11,469	—	2,110	11,469	13,579	(1,174)	2006	40
Sterling	VA	6,774	2,360	22,932	—	2,360	22,932	25,292	(2,155)	2006	40
Woodbridge	VA	—	950	6,983	—	950	6,983	7,933	(1,749)	1997	45
Bellevue	WA	—	3,734	16,171	—	3,734	16,171	19,905	(1,635)	2006	40
Edmonds	WA	—	1,418	16,502	—	1,418	16,502	17,920	(1,608)	2006	40
Kirkland	WA	5,658	1,000	13,403	—	1,000	13,403	14,403	(1,758)	2005	40
Lynnwood	WA	—	1,203	7,415	—	1,203	7,415	8,618	(602)	2006	40
Mercer Island	WA	3,594	4,209	8,123	—	4,209	8,123	12,332	(777)	2006	40
Shoreline	WA	9,715	1,590	10,671	—	1,590	10,671	12,261	(1,495)	2005	40
Shoreline	WA	—	4,030	26,421	—	4,030	26,421	30,451	(3,427)	2005	39
Snohomish	WA	—	1,541	10,228	4	1,541	10,232	11,773	(980)	2006	40
		$873,133	$392,243	$3,017,447	$32,378	$392,458	$3,041,559	$3,434,017	$(370,817)
Life Science
Brisbane	CA	$—	$50,989	$1,789	$17,545	$50,989	$19,334	$70,323	$—	2007	*
Carlsbad	CA	—	30,300	—	1,809	30,300	1,809	32,109	—	2007	*
Carlsbad	CA	—	23,475	—	2,603	23,475	2,603	26,078	—	2007	*
Hayward	CA	—	900	7,100	7	900	7,107	8,007	(429)	2007	40
Hayward	CA	—	1,500	6,400	281	1,500	6,681	8,181	(387)	2007	40
Hayward	CA	—	1,900	7,100	268	1,900	7,368	9,268	(457)	2007	40
Hayward	CA	—	2,200	17,200	18	2,200	17,218	19,418	(1,039)	2007	40
Hayward	CA	—	1,000	3,200	979	1,000	4,179	5,179	(193)	2007	40
Hayward	CA	—	801	5,740	98	801	5,838	6,639	(488)	2007	29
Hayward	CA	—	539	3,864	66	539	3,930	4,469	(328)	2007	29
Hayward	CA	—	526	3,771	65	526	3,836	4,362	(320)	2007	29
Hayward	CA	—	944	6,769	116	944	6,885	7,829	(575)	2007	29
Hayward	CA	—	953	6,829	117	953	6,946	7,899	(580)	2007	29
Hayward	CA	—	991	7,105	122	991	7,227	8,218	(604)	2007	29
Hayward	CA	—	1,210	8,675	149	1,210	8,824	10,034	(737)	2007	29
Hayward	CA	—	2,736	6,868	118	2,736	6,986	9,722	(583)	2007	29
La Jolla	CA	—	5,200	—	—	5,200	—	5,200	—	2007	N/A
La Jolla	CA	—	9,600	25,283	2,725	9,648	27,960	37,608	(1,709)	2007	40
La Jolla	CA	—	6,200	19,883	92	6,232	19,943	26,175	(1,206)	2007	40
La Jolla	CA	—	7,200	12,412	1,449	7,237	13,824	21,061	(1,309)	2007	27
La Jolla	CA	—	8,700	16,983	637	8,746	17,574	26,320	(1,414)	2007	30
Mountain View	CA	—	7,300	25,410	313	7,300	25,723	33,023	(1,551)	2007	40
Mountain View	CA	—	6,500	22,800	6	6,500	22,806	29,306	(1,378)	2007	40
Mountain View	CA	—	4,800	9,500	368	4,800	9,868	14,668	(597)	2007	40
Mountain View	CA	—	4,200	8,400	701	4,209	9,092	13,301	(754)	2007	40
Mountain View	CA	—	3,600	9,700	741	3,600	10,441	14,041	(586)	2007	40
Mountain View	CA	—	7,500	16,300	639	7,500	16,939	24,439	(1,504)	2007	40
Mountain View	CA	—	9,800	24,000	213	9,800	24,213	34,013	(1,459)	2007	40
Mountain View	CA	—	6,900	17,800	207	6,900	18,007	24,907	(1,092)	2007	40
Mountain View	CA	—	7,000	17,000	6,366	7,000	23,366	30,366	(1,027)	2007	40
Mountain View	CA	—	14,100	31,002	9,268	14,100	40,270	54,370	(2,903)	2007	40
Mountain View	CA	—	7,100	25,800	8,152	7,100	33,952	41,052	(2,919)	2007	40
Poway	CA	—	47,700	3,512	70	47,700	3,582	51,282	—	2007	*
Poway	CA	—	29,943	2,475	3,663	29,943	6,138	36,081	—	2007	*
Poway	CA	—	5,000	12,200	5,706	5,000	17,906	22,906	(1,502)	2007	40
Poway	CA	—	5,200	14,200	4,253	5,200	18,453	23,653	(1,365)	2007	40
Poway	CA	—	6,700	14,400	6,145	6,700	20,545	27,245	(1,579)	2007	40
Redwood City	CA	—	3,400	5,500	488	3,400	5,988	9,388	(518)	2007	40
Redwood City	CA	—	2,500	4,100	368	2,500	4,468	6,968	(321)	2007	40
Redwood City	CA	—	3,600	4,600	389	3,600	4,989	8,589	(372)	2007	30
Redwood City	CA	—	3,100	5,100	802	3,100	5,656	8,756	(405)	2007	31
Redwood City	CA	—	4,800	17,300	1,458	4,804	18,754	23,558	(1,049)	2007	31
Redwood City	CA	—	5,400	15,500	853	5,404	16,349	21,753	(939)	2007	31
Redwood City	CA	—	3,000	3,500	280	3,000	3,780	6,780	(326)	2007	40
Redwood City	CA	—	6,000	14,300	2,600	6,000	16,900	22,900	(915)	2007	40
Redwood City	CA	—	1,900	12,800	5,064	1,900	17,864	19,764	(373)	2007	*
Redwood City	CA	—	2,700	11,300	4,897	2,700	16,197	18,897	(330)	2007	*
Redwood City	CA	—	2,700	10,900	1,279	2,700	12,179	14,879	(661)	2007	40
Redwood City	CA	—	2,200	12,000	944	2,200	12,944	15,144	(727)	2007	38
Redwood City	CA	—	2,600	9,300	1,076	2,600	10,376	12,976	(567)	2007	26
Redwood City	CA	—	3,300	18,000	123	3,300	18,123	21,423	(1,088)	2007	40
Redwood City	CA	—	3,300	17,900	123	3,300	18,023	21,323	(1,082)	2007	40
San Diego	CA	—	7,872	34,617	17,006	7,872	51,623	59,495	(6,552)	2002	39
San Diego	CA	11,474	7,740	22,654	32	7,740	22,686	30,426	(1,245)	2007	38
San Diego	CA	—	2,040	903	355	2,040	1,258	3,298	(95)	2006	35
San Diego	CA	—	4,630	2,028	244	4,630	2,272	6,902	(213)	2006	35
San Diego	CA	—	3,940	3,184	2,613	3,940	5,797	9,737	(1,427)	2006	40
San Diego	CA	—	5,690	4,579	652	5,690	5,231	10,921	(645)	2006	40
San Diego	CA	—	6,524	—	1,259	6,524	1,259	7,783	—	2007	*
South San Francisco	CA	—	4,900	18,100	—	4,900	18,100	23,000	(1,094)	2007	40
South San Francisco	CA	—	8,000	27,700	—	8,000	27,700	35,700	(1,674)	2007	40

			Initial Cost to Company		Costs Capitalized	Gross Amount at Which Carried As of December 31, 2009				Year	Life on Which Depreciation in Latest Income
City	State	Encumbrances at 12/31/09(1)	Land	Buildings and Improvements	Subsequent to Acquisition	Land	Buildings and Improvements	Total(2)	Accumulated Depreciation	Acquired/ Constructed	Statement is Computed
South San Francisco	CA	—	8,000	28,299	—	8,000	28,299	36,299	(1,710)	2007	40
South San Francisco	CA	—	3,700	20,800	—	3,700	20,800	24,500	(1,257)	2007	40
South San Francisco	CA	—	11,700	31,243	726	11,700	31,969	43,669	(1,888)	2007	40
South San Francisco	CA	—	7,000	33,779	—	7,000	33,779	40,779	(2,041)	2007	40
South San Francisco	CA	—	14,800	7,600	1,828	14,800	9,428	24,228	(682)	2007	30
South San Francisco	CA	—	8,400	33,144	—	8,400	33,144	41,544	(2,002)	2007	40
South San Francisco	CA	—	7,000	15,500	2	7,000	15,502	22,502	(936)	2007	40
South San Francisco	CA	—	11,900	68,848	2	11,900	68,850	80,750	(4,160)	2007	40
South San Francisco	CA	—	10,000	57,954	—	10,000	57,954	67,954	(3,501)	2007	40
South San Francisco	CA	—	9,300	43,549	—	9,300	43,549	52,849	(2,631)	2007	40
South San Francisco	CA	—	11,000	47,289	81	11,000	47,370	58,370	(2,861)	2007	40
South San Francisco	CA	—	13,200	60,932	1,144	13,200	62,076	75,276	(3,092)	2007	40
South San Francisco	CA	—	10,500	33,776	—	10,500	33,776	44,276	(2,041)	2007	40
South San Francisco	CA	—	10,600	34,083	—	10,600	34,083	44,683	(2,059)	2007	40
South San Francisco	CA	—	14,100	71,344	52	14,100	71,396	85,496	(4,312)	2007	40
South San Francisco	CA	—	12,800	63,600	472	12,800	64,072	76,872	(3,874)	2007	40
South San Francisco	CA	—	11,200	79,222	20	11,200	79,242	90,442	(4,787)	2007	40
South San Francisco	CA	—	7,200	50,856	66	7,200	50,922	58,122	(3,074)	2007	40
South San Francisco	CA	—	14,400	101,362	107	14,400	101,469	115,869	(6,118)	2007	40
South San Francisco	CA	—	10,900	20,900	4,076	10,900	24,976	35,876	(2,264)	2007	40
South San Francisco	CA	—	3,600	100	27	3,600	127	3,727	(46)	2007	5
South San Francisco	CA	—	2,300	100	37	2,300	137	2,437	(48)	2007	5
South San Francisco	CA	—	3,900	200	97	3,900	297	4,197	(97)	2007	5
South San Francisco	CA	—	6,000	600	600	6,000	935	6,935	(562)	2007	*
South San Francisco	CA	—	6,100	700	966	6,100	1,666	7,766	(331)	2007	*
South San Francisco	CA	—	6,700	—	279	6,700	279	6,979	—	2007	*
South San Francisco	CA	—	10,100	24,013	2,763	10,100	26,776	36,876	(1,976)	2007	40
South San Francisco	CA	—	11,100	47,738	9,552	11,100	57,290	68,390	(2,824)	2007	40
South San Francisco	CA	—	9,700	41,937	5,436	9,700	47,373	57,073	(2,339)	2007	40
South San Francisco	CA	—	6,300	22,900	8,303	6,300	31,203	37,503	(1,566)	2007	*
South San Francisco	CA	—	32,210	3,110	2,865	32,210	5,975	38,185	—	2007	*
South San Francisco	CA	—	6,100	2,300	2,678	6,100	4,978	11,078	(652)	2007	*
South San Francisco	CA	—	13,800	42,500	32,133	13,800	74,633	88,433	—	2007	*
South San Francisco	CA	—	14,500	45,300	33,492	14,500	78,792	93,292	—	2007	*
South San Francisco	CA	—	9,400	24,800	16,898	9,400	41,698	51,098	—	2007	*
South San Francisco	CA	—	5,666	5,773	119	5,666	5,892	11,558	(2,450)	2007	5
South San Francisco	CA	—	1,204	1,293	—	1,204	1,293	2,497	(539)	2007	5
South San Francisco	CA	2,820	9,000	17,800	—	9,000	17,800	26,800	(1,075)	2007	40
South San Francisco	CA	3,761	10,100	22,521	—	10,100	22,521	32,621	(1,361)	2007	40
South San Francisco	CA	3,853	10,700	23,621	2	10,700	23,623	34,323	(1,427)	2007	40
South San Francisco	CA	6,022	18,000	38,043	—	18,000	38,043	56,043	(2,298)	2007	40
South San Francisco	CA	6,231	28,600	48,700	46	28,600	48,746	77,346	(3,358)	2007	35
Salt Lake City	UT	—	500	8,548	—	500	8,548	9,048	(2,138)	2001	33
Salt Lake City	UT	—	890	15,623	1	890	15,624	16,514	(3,440)	2001	38
Salt Lake City	UT	—	190	9,875	—	190	9,875	10,065	(1,868)	2001	43
Salt Lake City	UT	—	630	6,921	6	630	6,927	7,557	(1,572)	2001	38
Salt Lake City	UT	—	125	6,368	6	125	6,374	6,499	(1,205)	2001	43
Salt Lake City	UT	—	—	14,614	7	—	14,621	14,621	(2,252)	2001	43
Salt Lake City	UT	—	280	4,345	—	280	4,345	4,625	(724)	2002	43
Salt Lake City	UT	—	—	6,517	—	—	6,517	6,517	(973)	2002	35
Salt Lake City	UT	—	—	14,600	90	—	14,690	14,690	(1,038)	2005	40
		$34,161	$868,438	$2,102,875	$243,959	$868,618	$2,346,143	$3,214,761	$(148,641)

			Initial Cost to Company		Costs Capitalized	Gross Amount at Which Carried As of December 31, 2009				Year	Life on Which Depreciation in Latest Income
City	State	Encumbrances at 12/31/09(1)	Land	Buildings and Improvements	Subsequent to Acquisition	Land	Buildings and Improvements	Total(2)	Accumulated Depreciation	Acquired/ Constructed	Statement is Computed
Medical office
Anchorage	AK	$6,624	$1,456	$10,650	$35	$1,456	$10,685	$12,141	$(1,007)	2000	34
Chandler	AZ	—	3,669	13,503	1,132	3,669	14,635	18,304	(2,131)	2002	40
Oro Valley	AZ	—	1,050	6,774	23	1,050	6,797	7,847	(1,647)	2001	43
Phoenix	AZ	—	780	3,199	814	780	4,013	4,793	(1,462)	1999	32
Phoenix	AZ	—	280	877	—	280	877	1,157	(162)	2001	43
Scottsdale	AZ	—	5,115	14,064	852	5,115	14,916	20,031	(1,301)	2006	40
Tucson	AZ	—	215	6,318	105	215	6,423	6,638	(1,691)	2000	35
Tucson	AZ	—	215	3,940	104	215	4,044	4,259	(822)	2003	43
Brentwood	CA	—	—	30,864	1,213	—	32,077	32,077	(2,695)	2006	40
Encino	CA	6,961	6,151	10,438	932	6,181	11,340	17,521	(1,172)	2006	33
Los Angeles	CA	—	2,848	5,879	601	3,009	6,319	9,328	(3,481)	1997	21
Murietta	CA	—	400	9,266	1,113	439	10,340	10,779	(3,338)	1999	33
Poway	CA	—	2,700	10,839	895	2,712	11,722	14,434	(4,571)	1997	35
Sacramento	CA	11,790	2,860	21,850	1,762	2,860	22,842	25,702	(6,105)	1998	*
San Diego	CA	7,573	2,863	8,913	2,569	3,068	11,277	14,345	(4,902)	1997	21
San Diego	CA	—	4,619	19,370	2,989	4,711	22,267	26,978	(11,028)	1997	21
San Diego	CA	—	2,910	17,362	1,280	2,910	18,642	21,552	(4,547)	1999	*
San Jose	CA	2,764	1,935	1,728	975	1,935	2,703	4,638	(558)	2003	37
San Jose	CA	6,436	1,460	7,672	146	1,460	7,812	9,272	(1,339)	2003	37
San Jose	CA	—	1,718	3,124	318	1,718	3,442	5,160	(357)	2000	34
Sherman Oaks	CA	—	7,472	10,075	1,093	7,492	11,148	18,640	(1,675)	2006	22
Valencia	CA	—	2,300	6,967	803	2,309	7,361	9,670	(2,580)	1999	35
Valencia	CA	—	1,344	7,507	228	1,344	7,735	9,079	(645)	2006	40
West Hills	CA	—	2,100	11,595	1,107	2,100	11,802	13,902	(4,526)	1999	32
Aurora	CO	—	—	8,764	505	—	9,269	9,269	(1,616)	2005	39
Aurora	CO	—	210	12,362	470	210	12,832	13,042	(1,083)	2006	40
Aurora	CO	—	200	8,414	336	200	8,750	8,950	(875)	2006	33
Colorado Springs	CO	—	—	12,933	4,708	—	17,641	17,641	(1,487)	2007	40
Conifer	CO	—	—	1,485	22	—	1,507	1,507	(158)	2005	40
Denver	CO	4,261	493	7,897	225	493	8,122	8,615	(785)	2006	33
Englewood	CO	—	—	8,616	1,032	—	9,648	9,648	(1,383)	2005	35
Englewood	CO	—	—	8,449	830	—	9,279	9,279	(1,312)	2005	35
Englewood	CO	—	—	8,040	1,608	—	9,648	9,648	(1,151)	2005	35
Englewood	CO	—	—	8,472	921	—	9,393	9,393	(1,138)	2005	35
Littleton	CO	—	—	4,562	628	—	5,190	5,190	(733)	2005	35
Littleton	CO	—	—	4,926	599	—	5,525	5,525	(659)	2005	38
Lone Tree	CO	—	—	—	18,396	—	18,396	18,396	(2,599)	2003	39
Lone Tree	CO	14,979	—	23,274	244	—	23,518	23,518	(1,996)	2000	37
Parker	CO	—	—	13,388	(54)	—	13,334	13,334	(1,175)	2006	40
Thornton	CO	—	236	10,206	832	236	11,035	11,271	(1,960)	2002	43
Atlantis	FL	—	—	5,651	328	4	5,975	5,979	(2,029)	1999	35
Atlantis	FL	—	—	2,027	24	—	2,051	2,051	(590)	1999	34
Atlantis	FL	—	—	2,000	323	—	2,323	2,323	(721)	1999	32
Atlantis	FL	—	455	2,231	336	455	2,567	3,022	(347)	2000	34
Atlantis	FL	—	1,507	2,894	133	1,507	3,027	4,534	(367)	2000	34
Englewood	FL	—	170	1,134	120	170	1,254	1,424	(145)	2000	34
Kissimmee	FL	—	788	174	107	788	281	1,069	(44)	2000	34
Kissimmee	FL	—	481	347	132	481	479	960	(53)	2000	34
Kissimmee	FL	5,851	—	7,574	760	—	8,334	8,334	(936)	2000	36
Margate	FL	—	1,553	6,898	103	1,553	6,992	8,545	(650)	2000	34
Miami	FL	9,068	4,392	11,841	775	4,392	12,616	17,008	(1,334)	2000	34
Milton	FL	—	—	8,566	146	—	8,712	8,712	(715)	2006	40
Orlando	FL	—	2,144	5,136	1,285	2,288	6,277	8,565	(1,222)	2003	37
Pace	FL	—	—	10,309	2,304	—	12,613	12,613	(1,779)	2006	44
Pensacola	FL	—	—	11,166	271	—	11,437	11,437	(951)	2006	45
Plantation	FL	836	969	3,241	412	969	3,653	4,622	(394)	2000	34
Plantation	FL	5,359	1,091	7,176	149	1,091	7,325	8,416	(768)	2002	36
St. Petersburg	FL	—	—	10,141	1,452	—	11,593	11,593	(1,166)	2004	38
Tampa	FL	5,641	1,967	6,602	1,623	2,042	8,150	10,192	(1,143)	2006	25
McCaysville	GA	—	—	3,231	18	—	3,249	3,249	(266)	2006	40
Marion	IL	—	100	11,484	60	100	11,544	11,644	(998)	2006	40
Newburgh	IN	8,544	—	14,019	1,075	—	15,094	15,094	(1,202)	2006	40
Wichita	KS	2,207	530	3,341	23	530	3,364	3,894	(610)	2001	45
Lexington	KY	—	—	12,726	681	—	13,407	13,407	(1,175)	2006	40
Louisville	KY	5,836	936	8,426	2,200	936	10,626	11,562	(4,061)	2005	11
Louisville	KY	19,242	835	27,627	1,533	835	29,160	29,995	(4,112)	2005	37
Louisville	KY	5,061	780	8,582	1,313	780	9,895	10,675	(2,659)	2005	18
Louisville	KY	8,181	826	13,814	1,383	826	15,197	16,023	(2,316)	2005	38
Louisville	KY	8,858	2,983	13,171	1,373	2,983	14,544	17,527	(2,482)	2005	30
Haverhill	MA	—	800	8,537	692	800	9,229	10,029	(690)	2007	40
Columbia	MD	—	1,115	3,206	698	1,115	3,904	5,019	(414)	2006	34
Glen Burnie	MD	3,436	670	5,085	—	670	5,085	5,755	(1,550)	1999	35
Towson	MD	—	—	14,233	3,485	—	17,718	17,718	(2,725)	2006	40
Minneapolis	MN	8,046	117	13,213	668	117	13,881	13,998	(4,702)	1997	32
Minneapolis	MN	2,485	160	10,131	854	160	10,909	11,069	(3,572)	1997	35
St. Louis/Shrews	MO	3,304	1,650	3,767	447	1,650	4,214	5,864	(1,283)	1999	35
Jackson	MS	—	—	8,869	8	—	8,877	8,877	(722)	2006	40
Jackson	MS	6,237	—	7,187	2,160	—	9,347	9,347	(752)	2006	40
Jackson	MS	—	—	8,413	356	—	8,769	8,769	(727)	2006	40
Omaha	NE	14,496	—	16,243	9	—	16,252	16,252	(1,383)	2006	40
Albuquerque	NM	—	—	5,380	148	—	5,528	5,528	(587)	2005	39
Elko	NV	—	55	2,637	—	55	2,637	2,692	(822)	1999	35
Las Vegas	NV	—	—	—	17,671	—	17,671	17,671	(2,922)	2003	40
Las Vegas	NV	3,703	1,121	4,363	1,995	1,121	6,358	7,479	(735)	2000	34
Las Vegas	NV	3,861	2,125	4,829	1,617	2,125	6,446	8,571	(759)	2000	34
Las Vegas	NV	7,384	3,480	12,305	1,796	3,480	14,101	17,581	(1,570)	2000	34
Las Vegas	NV	1,067	1,717	3,597	1,296	1,717	4,893	6,610	(687)	2000	34
Las Vegas	NV	2,173	1,172	1,550	259	1,172	1,809	2,981	(284)	2000	34
Las Vegas	NV	—	3,244	18,339	1,431	3,273	19,741	23,014	(3,899)	2004	30
Cleveland	OH	—	823	2,726	261	828	2,982	3,810	(634)	2006	40
Harrison	OH	2,549	—	4,561	—	—	4,561	4,561	(1,325)	1999	35

			Initial Cost to Company		Costs Capitalized	Gross Amount at Which Carried As of December 31, 2009				Year	Life on Which Depreciation in Latest Income
City	State	Encumbrances at 12/31/09(1)	Land	Buildings and Improvements	Subsequent to Acquisition	Land	Buildings and Improvements	Total(2)	Accumulated Depreciation	Acquired/ Constructed	Statement is Computed
Durant	OK	—	619	9,256	1,055	619	10,311	10,930	(811)	2006	40
Owasso	OK	—	—	6,582	232	—	6,814	6,814	(1,007)	2005	40
Roseburg	OR	—	—	5,707	—	—	5,707	5,707	(1,578)	1999	35
Clarksville	TN	—	765	4,184	—	765	4,184	4,949	(1,403)	1998	35
Hendersonville	TN	—	256	1,530	479	256	2,009	2,265	(317)	2000	34
Hermitage	TN	—	830	5,036	4,453	830	9,489	10,319	(1,563)	2003	35
Hermitage	TN	—	596	9,698	813	596	10,511	11,107	(2,108)	2003	37
Hermitage	TN	—	317	6,528	1,279	317	7,807	8,124	(1,394)	2003	37
Knoxville	TN	—	700	4,559	277	700	4,836	5,536	(1,943)	1994	*
Murfreesboro	TN	6,153	900	12,706	—	900	12,706	13,606	(3,629)	1999	35
Nashville	TN	9,654	955	14,289	528	955	14,817	15,772	(1,576)	2000	34
Nashville	TN	3,974	2,050	5,211	514	2,050	5,725	7,775	(606)	2000	34
Nashville	TN	563	1,007	181	82	1,007	263	1,270	(45)	2000	34
Nashville	TN	5,627	2,980	7,164	209	2,980	7,373	10,353	(720)	2000	34
Nashville	TN	568	515	848	13	528	848	1,376	(79)	2000	34
Nashville	TN	—	266	1,305	295	266	1,600	1,866	(223)	2000	34
Nashville	TN	—	827	7,642	700	827	8,342	9,169	(858)	2000	34
Nashville	TN	10,161	5,425	12,577	892	5,425	13,469	18,894	(1,398)	2000	34
Nashville	TN	9,290	3,818	15,185	1,807	3,818	16,992	20,810	(1,961)	2000	34
Nashville	TN	463	583	450	—	583	450	1,033	(41)	2000	34
Arlington	TX	9,062	769	12,355	854	769	13,209	13,978	(1,287)	2003	34
Conroe	TX	2,960	324	4,842	1,202	324	6,044	6,368	(816)	2000	34
Conroe	TX	5,443	397	7,966	650	397	8,616	9,013	(963)	2000	34
Conroe	TX	5,688	388	7,975	69	388	8,044	8,432	(693)	2000	37
Conroe	TX	1,860	188	3,618	79	188	3,697	3,885	(346)	2000	34
Corpus Christi	TX	—	717	8,181	1,876	717	10,057	10,774	(1,230)	2000	34
Corpus Christi	TX	—	328	3,210	1,329	328	4,539	4,867	(595)	2000	34
Corpus Christi	TX	—	313	1,771	275	313	2,046	2,359	(248)	2000	34
Dallas	TX	5,595	1,664	6,785	1,145	1,664	7,930	9,594	(922)	2000	34
Dallas	TX	—	15,230	162,971	2,543	15,230	165,514	180,744	(14,048)	2006	35
Fort Worth	TX	3,087	898	4,866	885	898	5,751	6,649	(595)	2000	34
Fort Worth	TX	2,168	—	2,481	307	2	2,786	2,788	(517)	2005	25
Fort Worth	TX	4,435	—	6,070	(59)	5	6,006	6,011	(675)	2005	40
Granbury	TX	—	—	6,863	80	—	6,943	6,943	(573)	2006	40
Houston	TX	9,513	1,927	33,140	125	1,927	33,125	35,052	(9,721)	1999	35
Houston	TX	10,034	2,200	19,585	1,557	2,203	21,139	23,342	(11,403)	1999	17
Houston	TX	—	1,033	3,165	396	1,033	3,561	4,594	(436)	2000	34
Houston	TX	10,290	1,676	12,602	791	1,706	13,363	15,069	(1,486)	2000	34
Houston	TX	1,993	257	2,884	207	257	3,091	3,348	(328)	2000	35
Houston	TX	—	—	7,414	732	7	8,139	8,146	(878)	2004	36
Houston	TX	7,680	—	4,838	3,132	—	7,970	7,970	(816)	2006	40
Irving	TX	5,852	828	6,160	305	828	6,465	7,293	(665)	2000	34
Irving	TX	—	—	8,550	488	—	9,038	9,038	(905)	2004	34
Irving	TX	7,096	1,604	16,107	441	1,604	16,548	18,152	(1,367)	2006	40
Irving	TX	6,416	1,955	12,793	34	1,955	12,827	14,782	(1,044)	2006	40
Lancaster	TX	—	162	3,830	263	162	4,093	4,255	(388)	2006	39
Lewisville	TX	5,467	561	8,043	116	561	8,159	8,720	(790)	2000	34
Longview	TX	—	102	7,998	26	102	8,024	8,126	(2,805)	1992	45
Lufkin	TX	—	338	2,383	40	338	2,423	2,761	(805)	1992	45
McKinney	TX	—	541	6,217	191	541	6,407	6,948	(1,437)	2003	36
McKinney	TX	—	—	636	7,352	—	7,987	7,987	(1,547)	2003	40
Nassau Bay	TX	5,717	812	8,883	548	812	9,431	10,243	(897)	2000	37
North Richland Hills	TX	—	—	8,942	189	—	9,131	9,131	(845)	2006	40
Pampa	TX	—	84	3,242	88	84	3,330	3,414	(1,142)	1992	45
Pearland	TX	6,752	—	4,014	3,493	—	7,507	7,507	(731)	2006	40
Plano	TX	4,260	1,700	7,810	560	1,704	8,366	10,070	(3,300)	1999	25
Plano	TX	8,039	1,210	9,588	884	1,210	10,472	11,682	(1,143)	2000	34
Plano	TX	10,416	1,389	12,768	231	1,389	12,999	14,388	(1,389)	2002	36
Plano	TX	—	2,049	18,793	967	2,059	19,750	21,809	(3,214)	2006	40
Plano	TX	—	3,300	—	—	3,300	—	3,300	—	2006	N/A
San Antonio	TX	—	—	9,193	507	12	9,688	9,700	(1,173)	2006	35
San Antonio	TX	4,992	—	8,699	463	—	9,162	9,162	(1,118)	2006	35
Sugarland	TX	4,052	1,078	5,158	613	1,084	5,765	6,849	(658)	2000	34
Texarkana	TX	6,768	1,117	7,423	84	1,177	7,447	8,624	(649)	2006	40
Texas City	TX	6,624	—	9,519	157	—	9,676	9,676	(844)	2000	37
Victoria	TX	—	125	8,977	—	125	8,977	9,102	(3,006)	1994	45
Bountiful	UT	—	276	5,237	12	276	5,249	5,525	(1,647)	1995	45
Castle Dale	UT	—	50	1,818	63	50	1,881	1,931	(580)	1998	35
Centerville	UT	155	300	1,288	170	300	1,458	1,758	(456)	1999	35
Grantsville	UT	—	50	429	39	50	468	518	(136)	1999	35
Kaysville	UT	—	530	4,493	—	530	4,493	5,023	(831)	2001	43
Layton	UT	224	—	2,827	—	—	2,827	2,827	(821)	1999	35
Layton	UT	—	371	7,073	176	389	7,231	7,620	(1,836)	2001	35
Ogden	UT	194	180	1,695	52	180	1,747	1,927	(580)	1999	35
Ogden	UT	—	106	4,464	281	106	4,745	4,851	(670)	2006	40
Orem	UT	—	337	8,744	544	306	9,319	9,625	(3,481)	1999	35
Providence	UT	—	240	3,876	130	240	4,006	4,246	(1,382)	1999	35
Salt Lake City	UT	—	190	779	62	201	830	1,031	(256)	1999	35
Salt Lake City	UT	627	180	14,792	386	180	15,178	15,358	(4,764)	1999	35
Salt Lake City	UT	—	3,000	7,541	300	3,007	7,834	10,841	(1,673)	2001	38
Salt Lake City	UT	—	509	4,044	537	509	4,581	5,090	(862)	2003	37
Salt Lake City	UT	—	220	10,732	495	220	11,227	11,447	(3,607)	1999	35
Springville	UT	—	85	1,493	73	85	1,566	1,651	(473)	1999	35
Stansbury	UT	2,134	450	3,201	238	450	3,439	3,889	(652)	2001	45
Washington Terrace	UT	—	—	4,573	668	—	5,241	5,241	(1,706)	1999	35
Washington Terrace	UT	—	—	2,692	109	—	2,801	2,801	(1,070)	1999	35
West Valley	UT	—	410	8,266	1,002	410	9,268	9,678	(1,935)	2002	35
West Valley	UT	—	1,070	17,463	28	1,070	17,491	18,561	(5,433)	1999	35
Fairfax	VA	—	8,396	16,710	716	8,396	17,426	25,822	(2,062)	2006	28
Reston	VA	—	—	11,902	(483)	—	11,419	11,419	(1,814)	2003	43

			Initial Cost to Company		Costs Capitalized	Gross Amount at Which Carried As of December 31, 2009				Year	Life on Which Depreciation in Latest Income
City	State	Encumbrances at 12/31/09(1)	Land	Buildings and Improvements	Subsequent to Acquisition	Land	Buildings and Improvements	Total(2)	Accumulated Depreciation	Acquired/ Constructed	Statement is Computed
Renton	WA	—	—	18,724	333	—	19,057	19,057	(5,930)	1999	35
Seattle	WA	—	—	52,703	2,085	—	54,788	54,788	(9,846)	2004	39
Seattle	WA	—	—	24,382	1,679	21	26,040	26,061	(4,467)	2004	36
Seattle	WA	—	—	5,625	798	—	6,423	6,423	(2,957)	2004	10
Seattle	WA	—	—	7,293	1,025	—	8,318	8,318	(1,925)	2004	33
Seattle	WA	—	—	38,925	136	—	39,061	39,061	(3,265)	2007	30
Mexico City	DF	—	415	3,739	200	315	4,041	4,356	(217)	2006	40
		$416,859	$186,393	$1,712,731	$170,381	$187,296	$1,879,905	$2,067,201	$(322,863)
Hospital
Little Rock	AR	$—	$709	$9,604	$—	$709	$9,604	$10,313	$(4,089)	1990	45
Peoria	AZ	—	1,565	7,050	—	1,565	7,050	8,615	(3,102)	1988	45
Fresno	CA	—	3,652	29,113	1,955	3,652	31,068	34,720	(2,438)	2006	40
Irvine	CA	—	18,000	70,800	—	18,000	70,800	88,800	(20,572)	1999	35
Colorado Springs	CO	—	690	8,338	—	690	8,338	9,028	(3,516)	1989	45
Palm Beach Garden	FL	—	4,200	58,250	—	4,200	58,250	62,450	(16,922)	1999	35
Roswell	GA	—	6,900	55,300	—	6,900	54,859	61,759	(15,992)	1999	35
Atlanta	GA	—	4,300	13,690	—	4,300	13,690	17,990	(2,704)	2007	40
Overland Park	KS	—	2,316	10,681	—	2,316	10,681	12,997	(4,866)	1989	45
Slidell	LA	—	1,490	22,034	—	1,490	22,034	23,524	(2,354)	2006	40
Baton Rouge	LA	—	690	8,545	87	690	8,632	9,322	(632)	2007	40
Hickory	NC	—	2,600	69,900	—	2,600	69,900	72,500	(20,304)	1999	35
Dallas	TX	—	1,820	8,508	26	1,820	8,534	10,354	(1,140)	2007	40
Dallas	TX	—	18,840	138,235	422	18,840	138,657	157,497	(11,474)	2007	35
Plano	TX	—	6,290	22,686	18	6,290	22,704	28,994	(1,536)	2007	25
San Antonio	TX	—	1,990	11,184	—	1,990	11,174	13,164	(5,362)	1987	45
Greenfield	WI	—	620	9,542	—	620	9,542	10,162	(1,082)	2006	40
		$—	$76,672	$553,460	$2,508	$76,672	$555,517	$632,189	$(118,085)
Skilled nursing
Livermore	CA	$—	$610	$1,711	$1,125	$610	$2,836	$3,446	$(2,464)	1985	25
Perris	CA	—	336	3,021	—	336	3,021	3,357	(1,222)	1998	25
Vista	CA	—	653	6,012	90	653	6,102	6,755	(2,664)	1997	25
Fort Collins	CO	—	499	1,913	1,454	499	3,367	3,866	(2,979)	1985	25
Morrison	CO	—	1,429	5,464	4,019	1,429	9,483	10,912	(8,122)	1985	24
Statesboro	GA	—	168	1,508	—	168	1,508	1,676	(633)	1992	25
Rexburg	ID	—	200	5,310	—	200	5,310	5,510	(1,908)	1998	35
Anderson	IN	—	500	4,724	1,733	500	6,057	6,557	(1,480)	1999	35
Angola	IN	—	130	2,900	—	130	2,900	3,030	(842)	1999	35
Fort Wayne	IN	—	200	4,150	2,667	200	6,817	7,017	(1,372)	1999	38
Fort Wayne	IN	—	140	3,760	—	140	3,760	3,900	(1,092)	1999	35
Huntington	IN	—	30	2,970	338	30	3,308	3,338	(880)	1999	35
Kokomo	IN	—	250	4,622	1,294	250	5,653	5,903	(1,082)	1999	45
New Albany	IN	—	230	6,595	—	230	6,595	6,825	(1,649)	2001	35
Tell City	IN	—	95	6,208	1,301	95	7,509	7,604	(1,296)	2001	45
Cynthiana	KY	—	192	4,875	—	192	4,875	5,067	(595)	2004	40
Mayfield	KY	—	218	2,797	—	218	2,797	3,015	(1,630)	1986	40
Franklin	LA	—	405	3,424	—	405	3,424	3,829	(1,407)	1998	25
Morgan City	LA	—	203	2,050	—	203	2,050	2,253	(841)	1998	25
Westborough	MA	—	858	2,975	2,894	858	5,869	6,727	(2,980)	1985	30
Las Vegas	NV	—	1,300	3,950	—	1,300	3,950	5,250	(1,147)	1999	35
Las Vegas	NV	—	1,300	5,800	—	1,300	5,800	7,100	(1,685)	1999	35
Fairborn	OH	—	250	4,850	—	250	4,850	5,100	(1,409)	1999	35
Georgetown	OH	—	130	4,970	—	130	4,970	5,100	(1,444)	1999	35
Marion	OH	—	218	2,971	—	218	2,971	3,189	(2,229)	1986	30
Newark	OH	—	400	8,588	—	400	8,588	8,988	(5,528)	1986	35
Port Clinton	OH	—	370	3,630	—	370	3,630	4,000	(1,054)	1999	35
Springfield	OH	—	250	3,950	2,113	250	6,063	6,313	(1,200)	1999	35
Toledo	OH	—	120	5,130	—	120	5,130	5,250	(1,490)	1999	35
Versailles	OH	—	120	4,980	—	120	4,980	5,100	(1,447)	1999	35
Carthage	TN	—	129	2,406	—	129	2,225	2,354	(344)	2004	35
Loudon	TN	—	26	3,879	—	26	3,879	3,905	(2,545)	1986	35
Maryville	TN	—	160	1,472	—	160	1,472	1,632	(768)	1986	45
Maryville	TN	—	307	4,376	—	307	4,376	4,683	(2,204)	1986	45
Fort Worth	TX	—	243	2,036	270	243	2,306	2,549	(961)	1998	25
Ogden	UT	—	250	4,685	—	250	4,685	4,935	(1,682)	1998	35
Fishersville	VA	—	751	7,734	—	751	7,219	7,970	(1,029)	2004	40
Floyd	VA	—	309	2,263	—	309	2,263	2,572	(791)	2004	25
Independence	VA	—	206	8,366	—	206	7,810	8,016	(1,090)	2004	40
Newport News	VA	—	535	6,192	—	535	6,192	6,727	(1,287)	2004	40
Roanoke	VA	—	586	7,159	—	586	6,696	7,282	(952)	2004	40
Staunton	VA	—	422	8,681	—	422	8,136	8,558	(1,156)	2004	40
Williamsburg	VA	—	699	4,886	—	699	4,886	5,585	(1,057)	2004	40
Windsor	VA	—	319	7,543	—	319	7,018	7,337	(980)	2004	40
Woodstock	VA	—	603	5,395	—	603	4,988	5,591	(710)	2004	40
		$—	$17,349	$202,881	$19,298	$17,349	$218,324	$235,673	$(73,327)
Total continuing operations properties		$1,324,153	$1,541,095	$7,589,394	$468,524	$1,542,393	$8,041,448	$9,583,841	$(1,033,733)
Corporate and other assets		510,782	—	2,729	3,920	—	5,146	5,146	(2,562)
Total		$1,834,935	$1,541,095	$7,592,123	$472,444	$1,542,393	$8,046,594	$9,588,987	$(1,036,295)

*                                          Property is in development and not yet placed in service or taken out of service and placed in redevelopment.

(1)                                  Encumbrances include mortgage debt and other secured debt aggregating  $1.8 billion. At December 31, 2009,  $86 million of mortgage debt encumbered assets accounted for as direct financing leases and  $425 million of secured debt on loans receivable, which are excluded from Schedule III above.

(2)                                  At December 31, 2009, the tax basis of the Company’s net assets is less than the reported amounts by  $1.4 billion.

(b)           A summary of activity for real estate and accumulated depreciation for the year ended December 31, 2009, 2008 and 2007 follows (in thousands):

	Year ended December 31,
	2009	2008	2007
Real estate:
Balances at beginning of year	$9,452,581	$9,344,695	$5,816,589
Acquisition of real state, development and improvements	119,221	194,325	3,552,069
Disposition of real estate	(60,134)	(523,687)	(2,229,454)
Impairments	—	(1,573)	—
Balances associated with changes in reporting presentation(1)	77,319	438,821	2,205,491
Balances at end of year	$9,588,987	$9,452,581	$9,344,695
Accumulated depreciation:
Balances at beginning of year	$796,644	$576,703	$382,349
Depreciation expense	252,211	236,618	199,095
Disposition of real estate	(25,925)	(112,738)	(113,518)
Balances associated with changes in reporting presentation(1)	13,365	96,061	108,777
Balances at end of year	$1,036,295	$796,644	$576,703

(1)                                  The balances associated with changes in reporting presentation represent real estate and accumulated depreciation related to properties placed into discontinued operations as of December 31, 2009.

Document and Entity Information	12 Months Ended
Dec. 31, 2009
Document and Entity Information
Entity Registrant Name	HCP, INC.
Entity Central Index Key	0000765880
Document Type	8-K
Document Period End Date	2009-12-31
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2009
Document Fiscal Period Focus	FY